NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

3

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS) (1)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Delaware Ivy Small Cap Growth Fund - Class A (WRSCGA) (1)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

4

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF) (1)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA) (1)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

WELLS FARGO FUNDS

Allspring Common Stock Fund - Class A (SACSA) (1)

Allspring Growth Fund - Class A (SGRA) (1)

Allspring Classic Value Fund - Administrative Class (WFAIVD) (1)

Allspring Enterprise Fund - Class A (WFENAD) (1)

Allspring Large Cap Core Fund - Class A (WFLCCA) (1)

Allspring Large Cap Growth Fund - Class A (WFLGA) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 17, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

5

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 10, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

6

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ADGFIS	38,298	$387,052	$387,192	$-	$387,192	$8	$387,184	$387,184	$-	$387,184
ADUES	112,108	1,494,124	1,650,235	-	1,650,235	15	1,650,220	1,650,220	-	1,650,220
PRSCA	43,785	1,439,578	1,757,076	53	1,757,129	-	1,757,129	1,757,129	-	1,757,129
ACIGA	50,026	1,755,348	1,783,913	-	1,783,913	17	1,783,896	1,783,896	-	1,783,896
ACVI2	102,947	1,119,264	1,526,698	-	1,526,698	20	1,526,678	1,526,678	-	1,526,678
BSTG	93,031	891,358	900,542	-	900,542	19	900,523	900,523	-	900,523
IGF	110,649	3,998,454	3,955,710	-	3,955,710	27	3,955,683	3,955,683	-	3,955,683
TCG	148,988	4,907,433	8,040,899	414	8,041,313	-	8,041,313	8,035,343	5,970	8,041,313
TCIGA	4,035	49,939	60,046	-	60,046	17	60,029	60,029	-	60,029
TCIGR	24,737	295,834	365,368	-	365,368	18	365,350	365,350	-	365,350
TCUL	134,962	5,985,310	11,822,700	-	11,822,700	12	11,822,688	11,822,688	-	11,822,688
DAF	74,424	2,562,019	3,579,046	-	3,579,046	69	3,578,977	3,578,977	-	3,578,977
DMICPA	109,693	1,124,352	1,179,202	-	1,179,202	4	1,179,198	1,179,198	-	1,179,198
DPBOZ	24,607	538,662	612,721	-	612,721	22	612,699	612,699	-	612,699
DROSC	1,748	56,956	61,029	25	61,054	-	61,054	61,054	-	61,054
DSPI	293,948	15,039,239	17,601,633	-	17,601,633	36	17,601,597	17,601,597	-	17,601,597
DTC	22,345	275,340	443,093	-	443,093	8	443,085	443,085	-	443,085
DWHYOI	198,719	749,876	771,029	-	771,029	18	771,011	771,011	-	771,011
FBDF	161,173	1,526,094	1,581,105	-	1,581,105	36	1,581,069	1,581,069	-	1,581,069
FEQIF	556	13,192	13,382	-	13,382	1	13,381	13,381	-	13,381
FHYT	238,809	1,600,721	1,688,376	-	1,688,376	35	1,688,341	1,688,341	-	1,688,341
FIIF	26,601	247,129	249,788	-	249,788	11	249,777	249,777	-	249,777
FAB	46,156	1,041,617	1,340,374	-	1,340,374	-	1,340,374	1,340,374	-	1,340,374
FABA	7,087	137,047	202,761	-	202,761	41	202,720	202,720	-	202,720
FAEGA	92,679	1,055,253	1,597,781	-	1,597,781	20	1,597,761	1,597,761	-	1,597,761
FAEI	41,958	1,273,667	1,370,759	-	1,370,759	11	1,370,748	1,370,748	-	1,370,748
FAEIA	46,542	1,389,763	1,471,663	-	1,471,663	69	1,471,594	1,471,594	-	1,471,594
FAGO	44,840	3,962,377	6,351,622	-	6,351,622	42	6,351,580	6,351,580	-	6,351,580
FAGOA	11,962	1,315,530	1,716,955	44	1,716,999	-	1,716,999	1,716,999	-	1,716,999
FAHY	41,003	441,160	522,783	5	522,788	-	522,788	522,788	-	522,788
FAM	54,142	971,746	1,204,112	-	1,204,112	7	1,204,105	1,204,105	-	1,204,105
FAOA	34	619	1,160	-	1,160	6	1,154	1,154	-	1,154
FCI	19,824	192,996	222,231	55	222,286	-	222,286	222,286	-	222,286
FEI	80,669	4,627,424	5,666,215	25	5,666,240	-	5,666,240	5,666,240	-	5,666,240
FHIP	229	1,216	1,204	-	1,204	29	1,175	1,175	-	1,175
FMG	606,191	5,985,737	9,317,154	20	9,317,174	-	9,317,174	9,317,174	-	9,317,174
FO2	77,288	1,637,277	2,236,702	-	2,236,702	12	2,236,690	2,236,690	-	2,236,690

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FPR	287,844	6,499,579	7,829,367	-	7,829,367	13	7,829,354	7,829,354	-	7,829,354
FRBSI	38,071	1,351,153	1,360,648	24	1,360,672	-	1,360,672	1,360,672	-	1,360,672
FSCG	35,420	1,304,399	1,573,730	-	1,573,730	4	1,573,726	1,573,726	-	1,573,726
TFF	74,956	456,030	539,686	-	539,686	49	539,637	539,637	-	539,637
TIF2	92,330	1,281,806	1,254,766	-	1,254,766	45	1,254,721	1,254,721	-	1,254,721
TMSF	125,617	3,288,038	3,360,258	-	3,360,258	24	3,360,234	3,359,199	1,035	3,360,234
AREA	26,866	556,713	646,928	-	646,928	21	646,907	645,691	1,216	646,907
ASCGI	12,833	530,928	514,331	-	514,331	4	514,327	514,327	-	514,327
OCAF	22,194	1,316,551	1,541,627	-	1,541,627	86	1,541,541	1,541,541	-	1,541,541
ODMCGA	211,912	4,878,579	6,406,089	-	6,406,089	20	6,406,069	6,406,069	-	6,406,069
OGF	31,171	2,177,513	3,875,231	-	3,875,231	74	3,875,157	3,875,157	-	3,875,157
OSI	111,629	434,399	399,631	-	399,631	27	399,604	399,604	-	399,604
OVGSS	113,242	4,597,707	6,361,910	80	6,361,990	-	6,361,990	6,355,161	6,829	6,361,990
VKEIA	3,468	38,517	39,331	-	39,331	12	39,319	39,319	-	39,319
VKGIA	50,408	1,272,804	1,231,469	61	1,231,530	-	1,231,530	1,228,620	2,910	1,231,530
WRSCGA	25,932	446,689	407,126	6	407,132	-	407,132	407,132	-	407,132
JAFRT	428,727	14,682,073	22,521,025	-	22,521,025	52	22,520,973	22,520,973	-	22,520,973
JBS	35,955	1,280,038	1,647,101	-	1,647,101	5	1,647,096	1,647,096	-	1,647,096
JMERC	82,702	3,887,828	5,622,931	-	5,622,931	27	5,622,904	5,622,904	-	5,622,904
JOS	1,531	52,797	67,563	-	67,563	12	67,551	67,551	-	67,551
JWF	17,864	999,443	1,830,925	-	1,830,925	19	1,830,906	1,830,906	-	1,830,906
JWS	2,559	196,058	267,188	-	267,188	2	267,186	267,186	-	267,186
LSC	182,323	2,273,675	2,472,294	-	2,472,294	22	2,472,272	2,472,272	-	2,472,272
MSI	171,433	1,174,301	1,193,176	-	1,193,176	4	1,193,172	1,193,172	-	1,193,172
GVDMA	246,526	3,185,833	3,623,933	-	3,623,933	18	3,623,915	3,623,915	-	3,623,915
GVDMC	69,900	758,357	830,409	-	830,409	15	830,394	830,394	-	830,394
GVIDA	127,388	1,628,765	1,886,622	-	1,886,622	4	1,886,618	1,886,618	-	1,886,618
GVIDC	61,779	619,974	663,508	-	663,508	5	663,503	663,503	-	663,503
GVIDM	277,396	3,380,302	3,644,984	-	3,644,984	35	3,644,949	3,644,949	-	3,644,949
IDAS	129,454	1,271,671	1,364,450	-	1,364,450	31	1,364,419	1,364,419	-	1,364,419
IDCS	42,230	436,874	458,192	1	458,193	-	458,193	458,193	-	458,193
IDMAS	324,024	3,257,080	3,454,094	-	3,454,094	55	3,454,039	3,454,039	-	3,454,039
IDMCS	42,202	423,287	459,158	-	459,158	17	459,141	459,141	-	459,141
IDMS	296,631	2,930,234	3,079,034	11	3,079,045	-	3,079,045	3,079,045	-	3,079,045
MMF	4,234,911	4,234,911	4,234,911	-	4,234,911	4	4,234,907	4,234,907	-	4,234,907
MMFR	1,492,576	1,492,576	1,492,576	-	1,492,576	12	1,492,564	1,492,191	373	1,492,564
NBF	138,264	1,376,284	1,357,752	-	1,357,752	38	1,357,714	1,357,714	-	1,357,714

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NBIXA	25,008	294,337	280,340	-	280,340	12	280,328	280,328	-	280,328
NF	122,962	2,687,545	3,666,728	-	3,666,728	315	3,666,413	3,666,413	-	3,666,413
NFA	33,920	690,094	1,039,654	59	1,039,713	-	1,039,713	1,032,722	6,991	1,039,713
NGF	21,643	218,825	316,201	-	316,201	107	316,094	316,094	-	316,094
NGFA	68,675	652,595	914,069	37	914,106	-	914,106	914,106	-	914,106
NIIXA	556	3,665	5,005	-	5,005	3	5,002	5,002	-	5,002
NIPSIS	135,177	1,346,735	1,481,542	-	1,481,542	44	1,481,498	1,481,498	-	1,481,498
NIXR	259,918	4,052,823	5,892,330	-	5,892,330	43	5,892,287	5,892,287	-	5,892,287
NJMMA2	499	5,159	5,034	-	5,034	2	5,032	5,032	-	5,032
NMCIXA	59,437	986,167	1,093,041	-	1,093,041	25	1,093,016	1,093,016	-	1,093,016
NSCIXA	53,261	628,173	658,837	13	658,850	-	658,850	657,264	1,586	658,850
NVMIG6	61,823	693,489	708,497	-	708,497	13	708,484	708,484	-	708,484
NVTIV3	22,567	247,196	261,782	-	261,782	37	261,745	261,745	-	261,745
NBGF	74,836	1,357,398	2,019,068	-	2,019,068	50	2,019,018	2,019,018	-	2,019,018
NBGST	95,958	5,495,951	7,155,562	-	7,155,562	55	7,155,507	7,146,686	8,821	7,155,507
NBGT	7,850	143,413	211,309	11	211,320	-	211,320	211,320	-	211,320
NBPT	6,589	292,151	292,400	4	292,404	-	292,404	292,404	-	292,404
NBSRT	21,324	924,020	1,007,781	-	1,007,781	63	1,007,718	1,007,718	-	1,007,718
NLMB	29,591	232,563	226,962	-	226,962	14	226,948	226,948	-	226,948
PF	66,977	1,996,327	2,968,438	28	2,968,466	-	2,968,466	2,968,466	-	2,968,466
PMTRA	106,042	1,112,787	1,089,049	51	1,089,100	-	1,089,100	1,089,100	-	1,089,100
PUGOA	2,215	71,422	129,796	-	129,796	3	129,793	129,793	-	129,793
PUIGA	261	5,977	6,621	-	6,621	3	6,618	6,618	-	6,618
VRTAA	53,216	533,148	696,072	-	696,072	10	696,062	696,062	-	696,062
SACSA	89,405	1,829,962	1,957,074	-	1,957,074	20	1,957,054	1,957,054	-	1,957,054
SGRA	24,951	846,747	921,189	-	921,189	36	921,153	921,153	-	921,153
WFAIVD	47,141	616,217	658,095	-	658,095	17	658,078	658,078	-	658,078
WFENAD	3,484	197,562	219,562	-	219,562	7	219,555	219,555	-	219,555
WFLCCA	5,795	99,747	103,797	-	103,797	1	103,796	103,796	-	103,796
WFLGA	59,914	2,627,891	2,919,620	-	2,919,620	19	2,919,601	2,919,601	-	2,919,601

Total (unaudited)			$231,673,668	$1,027	$231,674,695	$2,285	$231,672,410	$231,636,679	$35,731	$231,672,410

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ADGFIS	ADUES	PRSCA	ACIGA	ACVI2	BSTG	IGF
Reinvested dividends	$1,471,001	439	-	-	13,560	224	3,421	40,035
Mortality and expense risk charges (note 2)	(2,935,039)	(5,099)	(21,175)	(23,174)	(20,003)	(19,657)	(11,549)	(49,712)

Net investment income (loss)	(1,464,038)	(4,660)	(21,175)	(23,174)	(6,443)	(19,433)	(8,128)	(9,677)

Realized gain (loss) on investments	9,651,638	579	67,541	130,636	54,111	18,214	1,723	46,490
Change in unrealized gain (loss) on investments	8,248,837	(24,197)	(82,536)	(36,755)	(100,111)	62,484	(11,805)	(125,763)

Net gain (loss) on investments	17,900,475	(23,618)	(14,995)	93,881	(46,000)	80,698	(10,082)	(79,273)

Reinvested capital gains	19,049,826	13,953	376,653	371,193	374,373	42,192	5,984	831,058

Net increase (decrease) in contract owners’ equity resulting from operations	$35,486,263	(14,325)	340,483	441,900	321,930	103,457	(12,226)	742,108

Investment Activity*:	TCG	TCIGA	TCIGR	TCUL	DAF	DMICPA	DPBOZ	DROSC
Reinvested dividends	$-	233	2,299	-	11,491	26,359	2,356	-
Mortality and expense risk charges (note 2)	(101,072)	(763)	(4,828)	(149,256)	(42,003)	(15,990)	(7,663)	(854)

Net investment income (loss)	(101,072)	(530)	(2,529)	(149,256)	(30,512)	10,369	(5,307)	(854)

Realized gain (loss) on investments	484,868	203	4,187	1,102,781	24,500	19,145	11,072	(98)
Change in unrealized gain (loss) on investments	625,758	(1,857)	(13,292)	543,359	623,912	(67,788)	400	3,297

Net gain (loss) on investments	1,110,626	(1,654)	(9,105)	1,646,140	648,412	(48,643)	11,472	3,199

Reinvested capital gains	742,332	6,013	36,743	772,546	124,337	10,768	66,489	5,417

Net increase (decrease) in contract owners’ equity resulting from operations	$1,751,886	3,829	25,109	2,269,430	742,237	(27,506)	72,654	7,762

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DSPI	DTC	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FAB
Reinvested dividends	$152,553	2,325	37,074	50,616	84	71,749	4,365	2,764
Mortality and expense risk charges (note 2)	(211,418)	(5,513)	(9,856)	(21,172)	(152)	(22,424)	(3,259)	(15,822)

Net investment income (loss)	(58,865)	(3,188)	27,218	29,444	(68)	49,325	1,106	(13,058)

Realized gain (loss) on investments	439,517	22,859	(2,614)	17,318	7	13,383	4	32,185
Change in unrealized gain (loss) on investments	1,517,509	59,294	4,676	(71,427)	433	40,086	(10,737)	80,892

Net gain (loss) on investments	1,957,026	82,153	2,062	(54,109)	440	53,469	(10,733)	113,077

Reinvested capital gains	1,869,369	15,489	196	-	1,782	3,707	2,574	79,795

Net increase (decrease) in contract owners’ equity resulting from operations	$3,767,530	94,454	29,476	(24,665)	2,154	106,501	(7,053)	179,814

Investment Activity*:	FABA	FAEGA	FAEI	FAEIA	FAGO	FAGOA	FAHY	FAM
Reinvested dividends	$968	-	20,237	25,891	-	-	15,675	18,371
Mortality and expense risk charges (note 2)	(2,288)	(18,272)	(17,970)	(18,299)	(93,913)	(21,303)	(6,856)	(16,141)

Net investment income (loss)	(1,320)	(18,272)	2,267	7,592	(93,913)	(21,303)	8,819	2,230

Realized gain (loss) on investments	2,855	85,933	23,955	7,470	1,088,545	243,592	20,507	41,756
Change in unrealized gain (loss) on investments	15,172	36,030	118,962	118,888	(924,385)	(232,801)	9,729	38,162

Net gain (loss) on investments	18,027	121,963	142,917	126,358	164,160	10,791	30,236	79,918

Reinvested capital gains	12,376	182,239	111,492	123,403	579,065	158,378	10,578	16,460

Net increase (decrease) in contract owners’ equity resulting from operations	$29,083	285,930	256,676	257,353	649,312	147,866	49,633	98,608

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FAOA	FCI	FEI	FHIP	FMG	FO2	FPR	FRBSI
Reinvested dividends	$-	7,585	85,263	68	-	6,935	75,161	14,926
Mortality and expense risk charges (note 2)	(11)	(2,924)	(72,590)	(18)	(112,208)	(27,395)	(102,064)	(16,675)

Net investment income (loss)	(11)	4,661	12,673	50	(112,208)	(20,460)	(26,903)	(1,749)

Realized gain (loss) on investments	5	5,850	355,479	(51)	399,228	111,096	353,706	(32,670)
Change in unrealized gain (loss) on investments	157	4,363	309,714	48	1,021,226	93,761	65,184	167,956

Net gain (loss) on investments	162	10,213	665,193	(3)	1,420,454	204,857	418,890	135,286

Reinvested capital gains	24	6,849	447,854	-	642,314	158,097	860,108	150,533

Net increase (decrease) in contract owners’ equity resulting from operations	$175	21,723	1,125,720	47	1,950,560	342,494	1,252,095	284,070

Investment Activity*:	FSCG	TFF	TIF2	TMSF	AREA	ASCGI	OCAF	ODMCGA
Reinvested dividends	$-	21,393	25,140	98,958	5,331	-	-	-
Mortality and expense risk charges (note 2)	(20,802)	(7,551)	(17,482)	(41,674)	(7,048)	(6,927)	(17,899)	(79,050)

Net investment income (loss)	(20,802)	13,842	7,658	57,284	(1,717)	(6,927)	(17,899)	(79,050)

Realized gain (loss) on investments	70,583	30,624	(34,926)	67,563	(1,338)	45,459	29,269	233,277
Change in unrealized gain (loss) on investments	(125,154)	(20,917)	62,790	144,486	156,968	(136,984)	(79,894)	(187,694)

Net gain (loss) on investments	(54,571)	9,707	27,864	212,049	155,630	(91,525)	(50,625)	45,583

Reinvested capital gains	212,558	-	-	243,451	29,392	132,193	339,285	1,016,378

Net increase (decrease) in contract owners’ equity resulting from operations	$137,185	23,549	35,522	512,784	183,305	33,741	270,761	982,911

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OGF	OSI	OVGSS	VKEIA	VKGIA	WRSCGA	JAFRT	JBS
Reinvested dividends	$-	5,028	-	588	11,512	3,562	-	7,387
Mortality and expense risk charges (note 2)	(49,746)	(5,013)	(80,247)	(631)	(14,038)	(5,503)	(292,746)	(17,365)

Net investment income (loss)	(49,746)	15	(80,247)	(43)	(2,526)	(1,941)	(292,746)	(9,978)

Realized gain (loss) on investments	399,218	(3,307)	151,165	3,220	12,848	8,165	1,414,298	96,876
Change in unrealized gain (loss) on investments	(101,190)	(15,030)	386,302	(761)	27,721	(101,610)	1,109,103	64,901

Net gain (loss) on investments	298,028	(18,337)	537,467	2,459	40,569	(93,445)	2,523,401	161,777

Reinvested capital gains	259,639	-	323,258	4,308	201,604	108,298	2,041,737	58,252

Net increase (decrease) in contract owners’ equity resulting from operations	$507,921	(18,322)	780,478	6,724	239,647	12,912	4,272,392	210,051

Investment Activity*:	JMERC	JOS	JWF	JWS	LSC	MSI	GVDMA	GVDMC
Reinvested dividends	$-	464	6,905	-	158	25,168	5,371	1,817
Mortality and expense risk charges (note 2)	(69,337)	(713)	(23,928)	(4,511)	(32,934)	(14,754)	(45,705)	(11,459)

Net investment income (loss)	(69,337)	(249)	(17,023)	(4,511)	(32,776)	10,414	(40,334)	(9,642)

Realized gain (loss) on investments	180,209	342	173,932	91,536	46,295	16,211	20,140	7,217
Change in unrealized gain (loss) on investments	162,268	5,690	(62,625)	(58,534)	53,494	(57,448)	366,583	41,128

Net gain (loss) on investments	342,477	6,032	111,307	33,002	99,789	(41,237)	386,723	48,345

Reinvested capital gains	644,830	-	182,275	26,962	349,775	12,057	51,904	7,438

Net increase (decrease) in contract owners’ equity resulting from operations	$917,970	5,783	276,559	55,453	416,788	(18,766)	398,293	46,141

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDA	GVIDC	GVIDM	IDAS	IDCS	IDMAS	IDMCS	IDMS
Reinvested dividends	$2,276	1,451	6,744	48,843	10,153	120,364	11,960	94,286
Mortality and expense risk charges (note 2)	(22,594)	(8,330)	(46,598)	(17,014)	(5,867)	(42,422)	(5,590)	(40,123)

Net investment income (loss)	(20,318)	(6,879)	(39,854)	31,829	4,286	77,942	6,370	54,163

Realized gain (loss) on investments	6,015	1,175	(18,368)	(1,113)	5,479	4,446	1,614	15,058
Change in unrealized gain (loss) on investments	205,140	10,896	322,293	118,158	(1,441)	246,170	16,880	156,115

Net gain (loss) on investments	211,155	12,071	303,925	117,045	4,038	250,616	18,494	171,173

Reinvested capital gains	29,346	3,898	40,324	36,215	3,185	69,739	1,726	63,381

Net increase (decrease) in contract owners’ equity resulting from operations	$220,183	9,090	304,395	185,089	11,509	398,297	26,590	288,717

Investment Activity*:	MMF	MMFR	NBF	NBIXA	NF	NFA	NGF	NGFA
Reinvested dividends	$-	-	27,741	4,812	17,271	2,994	2,073	3,841
Mortality and expense risk charges (note 2)	(58,565)	(21,477)	(18,211)	(3,973)	(44,222)	(12,436)	(3,769)	(10,440)

Net investment income (loss)	(58,565)	(21,477)	9,530	839	(26,951)	(9,442)	(1,696)	(6,599)

Realized gain (loss) on investments	-	-	4,977	15,676	122,073	35,204	9,720	8,488
Change in unrealized gain (loss) on investments	-	-	(57,745)	(33,721)	162,405	50,982	46,416	139,353

Net gain (loss) on investments	-	-	(52,768)	(18,045)	284,478	86,186	56,136	147,841

Reinvested capital gains	208	75	11,447	4,200	448,803	124,348	20,539	64,593

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,357)	(21,402)	(31,791)	(13,006)	706,330	201,092	74,979	205,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NIIXA	NIPSIS	NIXR	NJMMA2	NMCIXA	NSCIXA	NVMIG6	NVTIV3
Reinvested dividends	$179	62,974	40,361	107	6,823	2,523	1,633	6,799
Mortality and expense risk charges (note 2)	(51)	(18,873)	(71,726)	(37)	(12,755)	(8,413)	(10,729)	(3,728)

Net investment income (loss)	128	44,101	(31,365)	70	(5,932)	(5,890)	(9,096)	3,071

Realized gain (loss) on investments	20	18,219	314,214	293	6,414	(3,834)	33,546	4,180
Change in unrealized gain (loss) on investments	285	(26,868)	769,521	(370)	86,192	27,408	(62,368)	16,097

Net gain (loss) on investments	305	(8,649)	1,083,735	(77)	92,606	23,574	(28,822)	20,277

Reinvested capital gains	-	16,530	234,540	168	115,020	39,354	24,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$433	51,982	1,286,910	161	201,694	57,038	(13,401)	23,348

Investment Activity*:	NBGF	NBGST	NBGT	NBPT	NBSRT	NLMB	PF	PMTRA
Reinvested dividends	$1,807	-	44	2,925	2,420	6,932	35,355	23,755
Mortality and expense risk charges (note 2)	(24,766)	(90,161)	(2,364)	(1,299)	(15,411)	(3,042)	(38,264)	(15,245)

Net investment income (loss)	(22,959)	(90,161)	(2,320)	1,626	(12,991)	3,890	(2,909)	8,510

Realized gain (loss) on investments	57,829	289,726	5,438	21,744	195,336	(364)	79,831	(5,912)
Change in unrealized gain (loss) on investments	203,645	166,249	22,286	(18,099)	(59,018)	(4,330)	469,871	(33,804)

Net gain (loss) on investments	261,474	455,975	27,724	3,645	136,318	(4,694)	549,702	(39,716)

Reinvested capital gains	196,808	703,550	20,600	10,556	89,805	-	107,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	$435,323	1,069,364	46,004	15,827	213,132	(804)	654,538	(31,206)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PUGOA	PUIGA	VRTAA	SACSA	SGRA	WFAIVD	WFENAD	WFLCCA
Reinvested dividends	$-	94	3,996	-	-	5,400	-	256
Mortality and expense risk charges (note 2)	(1,471)	(93)	(10,082)	(24,028)	(11,122)	(8,262)	(3,117)	(1,292)

Net investment income (loss)	(1,471)	1	(6,086)	(24,028)	(11,122)	(2,862)	(3,117)	(1,036)

Realized gain (loss) on investments	2,455	24	69,820	29,991	18,416	9,189	2,403	936
Change in unrealized gain (loss) on investments	10,824	(305)	(68,360)	18,319	(129,187)	13,842	(28,791)	14,209

Net gain (loss) on investments	13,279	(281)	1,460	48,310	(110,771)	23,031	(26,388)	15,145

Reinvested capital gains	10,782	727	45,042	316,585	180,026	105,807	33,223	12,311

Net increase (decrease) in contract owners’ equity resulting from operations	$22,590	447	40,416	340,867	58,133	125,976	3,718	26,420

Investment Activity*:	WFLGA
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(38,673)

Net investment income (loss)	(38,673)

Realized gain (loss) on investments	36,537
Change in unrealized gain (loss) on investments	(11,903)

Net gain (loss) on investments	24,634

Reinvested capital gains	405,776

Net increase (decrease) in contract owners’ equity resulting from operations	$391,737

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ADGFIS		ADUES		PRSCA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,464,038)	(676,956)	(4,660)	(4,565)	(21,175)	(20,193)	(23,174)	(17,507)
Realized gain (loss) on investments	9,651,638	3,259,051	579	78	67,541	111,060	130,636	51,782
Change in unrealized gain (loss) on investments	8,248,837	25,589,953	(24,197)	25,022	(82,536)	82,173	(36,755)	199,731
Reinvested capital gains	19,049,826	8,945,067	13,953	-	376,653	185,959	371,193	97,060

Net increase (decrease) in contract owners’ equity resulting from operations	35,486,263	37,117,115	(14,325)	20,535	340,483	358,999	441,900	331,066

Equity transactions:
Purchase payments received from contract owners (note 4)	5,833,959	6,156,157	20,308	13,678	34,624	40,499	31,102	36,577
Transfers between funds	-	-	3,218	(302)	(57,665)	4,013	13,405	(139,236)
Redemptions (notes 2, 3, and 4)	(25,246,947)	(19,249,119)	(10,129)	(70,275)	(194,323)	(347,719)	(321,377)	(26,182)
Adjustments to maintain reserves	(872)	7,838	(3)	7	(19)	19	89	(37)

Net equity transactions	(19,413,860)	(13,085,124)	13,394	(56,892)	(217,383)	(303,188)	(276,781)	(128,878)

Net change in contract owners’ equity	16,072,403	24,031,991	(931)	(36,357)	123,100	55,811	165,119	202,188
Contract owners’ equity at beginning of period	215,600,007	191,568,016	388,115	424,472	1,527,120	1,471,309	1,592,010	1,389,822

Contract owners’ equity at end of period	$231,672,410	215,600,007	387,184	388,115	1,650,220	1,527,120	1,757,129	1,592,010

CHANGE IN UNITS:
Beginning units	6,980,826	7,072,597	31,525	36,198	48,017	57,439	24,320	26,748
Units purchased	643,850	1,110,494	2,979	2,017	1,820	2,244	820	1,246
Units redeemed	(1,165,736)	(1,202,265)	(1,867)	(6,690)	(7,796)	(11,666)	(4,144)	(3,674)

Ending units	6,458,940	6,980,826	32,637	31,525	42,041	48,017	20,996	24,320

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACIGA		ACVI2		BSTG		IGF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,443)	6,306	(19,433)	(10,542)	(8,128)	(5,612)	(9,677)	18,677
Realized gain (loss) on investments	54,111	21,538	18,214	1,367	1,723	(17)	46,490	65,878
Change in unrealized gain (loss) on investments	(100,111)	(75,129)	62,484	258,601	(11,805)	26,304	(125,763)	(200,337)
Reinvested capital gains	374,373	185,623	42,192	16,653	5,984	-	831,058	417,495

Net increase (decrease) in contract owners’ equity resulting from operations	321,930	138,338	103,457	266,079	(12,226)	20,675	742,108	301,713

Equity transactions:
Purchase payments received from contract owners (note 4)	9,127	8,163	55,589	44,828	19,156	22,063	104,725	87,712
Transfers between funds	73,624	9,762	(1,030)	(13,134)	(26,897)	26,474	104,144	(25,310)
Redemptions (notes 2, 3, and 4)	(116,750)	(40,428)	(22,700)	(46,588)	(62,888)	(108,104)	(362,115)	(359,141)
Adjustments to maintain reserves	(11)	26	3	14	3	55	(42)	41

Net equity transactions	(34,010)	(22,477)	31,862	(14,880)	(70,626)	(59,512)	(153,288)	(296,698)

Net change in contract owners’ equity	287,920	115,861	135,319	251,199	(82,852)	(38,837)	588,820	5,015
Contract owners’ equity at beginning of period	1,495,976	1,380,115	1,391,359	1,140,160	983,375	1,022,212	3,366,863	3,361,848

Contract owners’ equity at end of period	$1,783,896	1,495,976	1,526,678	1,391,359	900,523	983,375	3,955,683	3,366,863

CHANGE IN UNITS:
Beginning units	64,070	65,158	95,299	96,842	52,758	56,103	68,880	75,949
Units purchased	3,552	1,486	6,358	4,720	1,839	6,639	3,859	3,991
Units redeemed	(4,957)	(2,574)	(4,110)	(6,263)	(7,095)	(9,984)	(6,458)	(11,060)

Ending units	62,665	64,070	97,547	95,299	47,502	52,758	66,281	68,880

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TCG		TCIGA		TCIGR		TCUL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(101,072)	(74,084)	(530)	(619)	(2,529)	(4,016)	(149,256)	(117,630)
Realized gain (loss) on investments	484,868	287,433	203	102	4,187	3,687	1,102,781	1,273,950
Change in unrealized gain (loss) on investments	625,758	1,305,908	(1,857)	8,343	(13,292)	57,804	543,359	2,302,274
Reinvested capital gains	742,332	386,862	6,013	2,402	36,743	15,286	772,546	298,223

Net increase (decrease) in contract owners’ equity resulting from operations	1,751,886	1,906,119	3,829	10,228	25,109	72,761	2,269,430	3,756,817

Equity transactions:
Purchase payments received from contract owners (note 4)	53,507	52,076	-	-	-	-	162,215	148,515
Transfers between funds	(39,530)	(68,246)	-	-	(2,533)	-	(134,019)	(245,066)
Redemptions (notes 2, 3, and 4)	(1,079,249)	(768,391)	(353)	(4,414)	(15,095)	(24,945)	(1,477,648)	(1,461,464)
Adjustments to maintain reserves	642	(366)	(2)	12	(40)	17	(10)	20

Net equity transactions	(1,064,630)	(784,927)	(355)	(4,402)	(17,668)	(24,928)	(1,449,462)	(1,557,995)

Net change in contract owners’ equity	687,256	1,121,192	3,474	5,826	7,441	47,833	819,968	2,198,822
Contract owners’ equity at beginning of period	7,354,057	6,232,865	56,555	50,729	357,909	310,076	11,002,720	8,803,898

Contract owners’ equity at end of period	$8,041,313	7,354,057	60,029	56,555	365,350	357,909	11,822,688	11,002,720

CHANGE IN UNITS:
Beginning units	52,292	76,342	3,543	3,941	7,395	7,942	153,239	188,556
Units purchased	1,199	1,266	-	-	-	-	3,608	6,393
Units redeemed	(4,502)	(25,316)	(21)	(398)	(340)	(547)	(23,001)	(41,710)

Ending units	48,989	52,292	3,522	3,543	7,055	7,395	133,846	153,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DAF		DMICPA		DPBOZ		DROSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(30,512)	(15,874)	10,369	10,307	(5,307)	(2,201)	(854)	(599)
Realized gain (loss) on investments	24,500	(97,004)	19,145	19,230	11,072	364	(98)	(8,949)
Change in unrealized gain (loss) on investments	623,912	539,860	(67,788)	50,699	400	23,780	3,297	15,725
Reinvested capital gains	124,337	136,942	10,768	2,777	66,489	17,393	5,417	-

Net increase (decrease) in contract owners’ equity resulting from operations	742,237	563,924	(27,506)	83,013	72,654	39,336	7,762	6,177

Equity transactions:
Purchase payments received from contract owners (note 4)	50,301	65,456	25,342	23,437	10,542	7,542	-	-
Transfers between funds	(10,446)	(41,893)	14,129	326,222	23,236	(6,543)	-	(1,899)
Redemptions (notes 2, 3, and 4)	(183,638)	(206,085)	(107,112)	(179,609)	(39,068)	(57,073)	(742)	(14,667)
Adjustments to maintain reserves	(50)	11	(3)	12	6	-	(12)	56

Net equity transactions	(143,833)	(182,511)	(67,644)	170,062	(5,284)	(56,074)	(754)	(16,510)

Net change in contract owners’ equity	598,404	381,413	(95,150)	253,075	67,370	(16,738)	7,008	(10,333)
Contract owners’ equity at beginning of period	2,980,573	2,599,160	1,274,348	1,021,273	545,329	562,067	54,046	64,379

Contract owners’ equity at end of period	$3,578,977	2,980,573	1,179,198	1,274,348	612,699	545,329	61,054	54,046

CHANGE IN UNITS:
Beginning units	87,442	93,055	106,789	92,385	25,798	29,000	1,949	2,712
Units purchased	2,005	2,531	6,307	30,352	1,483	640	-	-
Units redeemed	(5,628)	(8,144)	(12,122)	(15,948)	(1,722)	(3,842)	(24)	(763)

Ending units	83,819	87,442	100,974	106,789	25,559	25,798	1,925	1,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSPI		DTC		DWHYOI		FBDF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(58,865)	13,712	(3,188)	(1,850)	27,218	31,151	29,444	34,196
Realized gain (loss) on investments	439,517	618,250	22,859	(9,775)	(2,614)	(30,594)	17,318	2,539
Change in unrealized gain (loss) on investments	1,517,509	(109,293)	59,294	82,040	4,676	40,015	(71,427)	87,231
Reinvested capital gains	1,869,369	1,367,858	15,489	10,571	196	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,767,530	1,890,527	94,454	80,986	29,476	40,572	(24,665)	123,966

Equity transactions:
Purchase payments received from contract owners (note 4)	485,435	531,432	2,824	4,548	39,675	42,610	72,203	69,880
Transfers between funds	(31,994)	(321,013)	(39,219)	9,133	1,510	(41,027)	(48,219)	(46,389)
Redemptions (notes 2, 3, and 4)	(1,177,645)	(1,935,496)	(74,263)	(65,797)	(34,964)	(101,447)	(127,210)	(186,931)
Adjustments to maintain reserves	(63)	36	(9)	29	(25)	(1,021)	(56)	40

Net equity transactions	(724,267)	(1,725,041)	(110,667)	(52,087)	6,196	(100,885)	(103,282)	(163,400)

Net change in contract owners’ equity	3,043,263	165,486	(16,213)	28,899	35,672	(60,313)	(127,947)	(39,434)
Contract owners’ equity at beginning of period	14,558,334	14,392,848	459,298	430,399	735,339	795,652	1,709,016	1,748,450

Contract owners’ equity at end of period	$17,601,597	14,558,334	443,085	459,298	771,011	735,339	1,581,069	1,709,016

CHANGE IN UNITS:
Beginning units	160,456	184,395	12,325	13,266	30,650	35,104	58,988	64,676
Units purchased	6,336	8,161	40	389	1,724	2,471	9,860	5,501
Units redeemed	(13,332)	(32,100)	(3,113)	(1,330)	(1,466)	(6,925)	(13,704)	(11,189)

Ending units	153,460	160,456	9,252	12,325	30,908	30,650	55,144	58,988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEQIF		FHYT		FIIF		FAB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(68)	(12)	49,325	62,209	1,106	2,400	(13,058)	(4,734)
Realized gain (loss) on investments	7	(28)	13,383	1,844	4	28	32,185	18,422
Change in unrealized gain (loss) on investments	433	559	40,086	13,577	(10,737)	11,759	80,892	132,706
Reinvested capital gains	1,782	-	3,707	-	2,574	377	79,795	34,769

Net increase (decrease) in contract owners’ equity resulting from operations	2,154	519	106,501	77,630	(7,053)	14,564	179,814	181,163

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	103,315	88,234	3,944	8,409	173,268	95,192
Transfers between funds	-	-	2,466	(171,044)	6,935	(6,637)	4,466	(29,680)
Redemptions (notes 2, 3, and 4)	(1)	-	(191,706)	(160,730)	(4,326)	(12,826)	(105,358)	(69,863)
Adjustments to maintain reserves	-	(1)	(3)	31	(7)	15	(2)	14

Net equity transactions	(1)	(1)	(85,928)	(243,509)	6,546	(11,039)	72,374	(4,337)

Net change in contract owners’ equity	2,153	518	20,573	(165,879)	(507)	3,525	252,188	176,826
Contract owners’ equity at beginning of period	11,228	10,710	1,667,768	1,833,647	250,284	246,759	1,088,186	911,360

Contract owners’ equity at end of period	$13,381	11,228	1,688,341	1,667,768	249,777	250,284	1,340,374	1,088,186

CHANGE IN UNITS:
Beginning units	626	626	58,480	67,741	12,663	13,257	27,476	27,667
Units purchased	-	-	4,612	4,415	615	1,014	4,288	2,989
Units redeemed	-	-	(7,418)	(13,676)	(285)	(1,608)	(2,606)	(3,180)

Ending units	626	626	55,674	58,480	12,993	12,663	29,158	27,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FABA		FAEGA		FAEI		FAEIA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,320)	(173)	(18,272)	(13,911)	2,267	10,260	7,592	14,033
Realized gain (loss) on investments	2,855	1,421	85,933	34,062	23,955	9,706	7,470	(1,257)
Change in unrealized gain (loss) on investments	15,172	23,375	36,030	245,298	118,962	(39,294)	118,888	(23,370)
Reinvested capital gains	12,376	5,786	182,239	150,684	111,492	90	123,403	90

Net increase (decrease) in contract owners’ equity resulting from operations	29,083	30,409	285,930	416,133	256,676	(19,238)	257,353	(10,504)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,621	10,158	47,671	49,994	10,795	13,320
Transfers between funds	(50)	(131)	(8,383)	(11,562)	(48,041)	2,390	(42,138)	(37,952)
Redemptions (notes 2, 3, and 4)	(3,254)	(1,367)	(88,308)	(31,090)	(238,200)	(127,882)	(62,513)	(39,660)
Adjustments to maintain reserves	(83)	20	(43)	57	(24)	26	(89)	83

Net equity transactions	(3,387)	(1,478)	(88,113)	(32,437)	(238,594)	(75,472)	(93,945)	(64,209)

Net change in contract owners’ equity	25,696	28,931	197,817	383,696	18,082	(94,710)	163,408	(74,713)
Contract owners’ equity at beginning of period	177,024	148,093	1,399,944	1,016,248	1,352,666	1,447,376	1,308,186	1,382,899

Contract owners’ equity at end of period	$202,720	177,024	1,597,761	1,399,944	1,370,748	1,352,666	1,471,594	1,308,186

CHANGE IN UNITS:
Beginning units	6,303	6,361	46,729	48,026	33,344	35,561	50,072	52,922
Units purchased	-	-	839	771	1,131	1,894	1,091	1,588
Units redeemed	(103)	(58)	(3,539)	(2,068)	(6,356)	(4,111)	(4,410)	(4,438)

Ending units	6,200	6,303	44,029	46,729	28,119	33,344	46,753	50,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAGO		FAGOA		FAHY		FAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(93,913)	(67,605)	(21,303)	(15,959)	8,819	12,821	2,230	503
Realized gain (loss) on investments	1,088,545	318,061	243,592	219,930	20,507	1,911	41,756	28,400
Change in unrealized gain (loss) on investments	(924,385)	2,191,014	(232,801)	376,208	9,729	23,448	38,162	109,307
Reinvested capital gains	579,065	349,030	158,378	88,563	10,578	-	16,460	14,017

Net increase (decrease) in contract owners’ equity resulting from operations	649,312	2,790,500	147,866	668,742	49,633	38,180	98,608	152,227

Equity transactions:
Purchase payments received from contract owners (note 4)	249,026	198,586	19,383	27,470	89	1,533	40,070	37,702
Transfers between funds	(410,358)	11,499	(230,221)	162,559	(17,488)	70	47,616	8,123
Redemptions (notes 2, 3, and 4)	(1,107,543)	(315,257)	(37,801)	(133,113)	(73,160)	(7,046)	(206,331)	(170,192)
Adjustments to maintain reserves	(70)	24	(25)	88	34	(1)	(12)	13

Net equity transactions	(1,268,945)	(105,148)	(248,664)	57,004	(90,525)	(5,444)	(118,657)	(124,354)

Net change in contract owners’ equity	(619,633)	2,685,352	(100,798)	725,746	(40,892)	32,736	(20,049)	27,873
Contract owners’ equity at beginning of period	6,971,213	4,285,861	1,817,797	1,092,051	563,680	530,944	1,224,154	1,196,281

Contract owners’ equity at end of period	$6,351,580	6,971,213	1,716,999	1,817,797	522,788	563,680	1,204,105	1,224,154

CHANGE IN UNITS:
Beginning units	82,936	84,646	37,492	37,434	13,949	14,074	27,960	30,938
Units purchased	6,495	10,108	3,445	14,859	3	56	2,106	1,394
Units redeemed	(20,546)	(11,818)	(8,727)	(14,801)	(2,621)	(181)	(4,701)	(4,372)

Ending units	68,885	82,936	32,210	37,492	11,331	13,949	25,365	27,960

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAOA		FCI		FEI		FHIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11)	(8)	4,661	5,808	12,673	17,843	50	65
Realized gain (loss) on investments	5	2	5,850	613	355,479	84,335	(51)	(57)
Change in unrealized gain (loss) on investments	157	124	4,363	9,687	309,714	64,752	48	(18)
Reinvested capital gains	24	-	6,849	2,485	447,854	100,633	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	175	118	21,723	18,593	1,125,720	267,563	47	(10)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	119,912	114,713	-	-
Transfers between funds	-	-	-	-	(9,259)	(82,897)	-	-
Redemptions (notes 2, 3, and 4)	-	(1)	(28,338)	(1,685)	(1,023,089)	(228,517)	(646)	(777)
Adjustments to maintain reserves	(4)	(3)	93	(117)	19	35	(32)	16

Net equity transactions	(4)	(4)	(28,245)	(1,802)	(912,417)	(196,666)	(678)	(761)

Net change in contract owners’ equity	171	114	(6,522)	16,791	213,303	70,897	(631)	(771)
Contract owners’ equity at beginning of period	983	869	228,808	212,017	5,452,937	5,382,040	1,806	2,577

Contract owners’ equity at end of period	$1,154	983	222,286	228,808	5,666,240	5,452,937	1,175	1,806

CHANGE IN UNITS:
Beginning units	56	56	1,216	1,226	25,056	26,064	38	55
Units purchased	-	-	-	-	586	706	-	-
Units redeemed	-	-	(144)	(10)	(4,434)	(1,714)	(14)	(17)

Ending units	56	56	1,072	1,216	21,208	25,056	24	38

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMG		FO2		FPR		FRBSI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(112,208)	(94,984)	(20,460)	(20,069)	(26,903)	(8,264)	(1,749)	27,595
Realized gain (loss) on investments	399,228	346,101	111,096	11,618	353,706	89,736	(32,670)	(98,235)
Change in unrealized gain (loss) on investments	1,021,226	1,478,327	93,761	259,784	65,184	871,523	167,956	7,699
Reinvested capital gains	642,314	24,188	158,097	8,084	860,108	306,999	150,533	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,950,560	1,753,632	342,494	259,417	1,252,095	1,259,994	284,070	(62,941)

Equity transactions:
Purchase payments received from contract owners (note 4)	100,709	228,611	131,144	129,318	126,993	135,311	25,037	25,730
Transfers between funds	(46,962)	(206,018)	1,112	(27,597)	36,131	(61,189)	(1,196)	(57,415)
Redemptions (notes 2, 3, and 4)	(786,634)	(631,887)	(403,233)	(131,598)	(1,490,550)	(382,287)	(50,392)	(63,267)
Adjustments to maintain reserves	(16)	46	2	30	16	(20)	(6)	55

Net equity transactions	(732,903)	(609,248)	(270,975)	(29,847)	(1,327,410)	(308,185)	(26,557)	(94,897)

Net change in contract owners’ equity	1,217,657	1,144,384	71,519	229,570	(75,315)	951,809	257,513	(157,838)
Contract owners’ equity at beginning of period	8,099,517	6,955,133	2,165,171	1,935,601	7,904,669	6,952,860	1,103,159	1,260,997

Contract owners’ equity at end of period	$9,317,174	8,099,517	2,236,690	2,165,171	7,829,354	7,904,669	1,360,672	1,103,159

CHANGE IN UNITS:
Beginning units	93,663	101,880	160,474	163,313	96,892	101,414	32,113	35,356
Units purchased	1,184	3,321	15,295	12,309	2,371	8,814	1,639	1,303
Units redeemed	(8,881)	(11,538)	(35,077)	(15,148)	(17,512)	(13,336)	(2,264)	(4,546)

Ending units	85,966	93,663	140,692	160,474	81,751	96,892	31,488	32,113

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FSCG		TFF		TIF2		TMSF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(20,802)	(15,927)	13,842	1,058	7,658	22,777	57,284	18,563
Realized gain (loss) on investments	70,583	(700)	30,624	8,341	(34,926)	(25,935)	67,563	(6,130)
Change in unrealized gain (loss) on investments	(125,154)	452,192	(20,917)	(25,536)	62,790	(23,044)	144,486	(321,470)
Reinvested capital gains	212,558	133,817	-	-	-	-	243,451	48,688

Net increase (decrease) in contract owners’ equity resulting from operations	137,185	569,382	23,549	(16,137)	35,522	(26,202)	512,784	(260,349)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,779	10,595	-	-	69,483	48,563	106,058	114,179
Transfers between funds	(196,525)	30,074	-	(2,953)	(11,771)	11,595	4,901	(105,606)
Redemptions (notes 2, 3, and 4)	(38,386)	(51,213)	(65,619)	(22,746)	(109,127)	(46,548)	(212,501)	(190,883)
Adjustments to maintain reserves	23	26	(51)	(2)	(53)	42	(82)	51

Net equity transactions	(212,109)	(10,518)	(65,670)	(25,701)	(51,468)	13,652	(101,624)	(182,259)

Net change in contract owners’ equity	(74,924)	558,864	(42,121)	(41,838)	(15,946)	(12,550)	411,160	(442,608)
Contract owners’ equity at beginning of period	1,648,650	1,089,786	581,758	623,596	1,270,667	1,283,217	2,949,074	3,391,682

Contract owners’ equity at end of period	$1,573,726	1,648,650	539,637	581,758	1,254,721	1,270,667	3,360,234	2,949,074

CHANGE IN UNITS:
Beginning units	53,598	54,476	21,065	22,304	144,176	142,048	102,684	111,140
Units purchased	2,118	2,940	-	-	8,876	9,479	3,978	5,125
Units redeemed	(8,392)	(3,818)	(2,202)	(1,239)	(14,540)	(7,351)	(7,068)	(13,581)

Ending units	47,324	53,598	18,863	21,065	138,512	144,176	99,594	102,684

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AREA		ASCGI		OCAF		ODMCGA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,717)	1,132	(6,927)	(4,344)	(17,899)	(13,833)	(79,050)	(44,461)
Realized gain (loss) on investments	(1,338)	(39,184)	45,459	(10,451)	29,269	21,575	233,277	66,453
Change in unrealized gain (loss) on investments	156,968	(70,448)	(136,984)	124,293	(79,894)	294,430	(187,694)	1,715,203
Reinvested capital gains	29,392	27,519	132,193	63,921	339,285	41,537	1,016,378	198,940

Net increase (decrease) in contract owners’ equity resulting from operations	183,305	(80,981)	33,741	173,419	270,761	343,709	982,911	1,936,135

Equity transactions:
Purchase payments received from contract owners (note 4)	19,614	26,667	10,414	250	9,766	10,965	158,231	89,897
Transfers between funds	7,143	(53,322)	30,433	62,959	(20,919)	(25,059)	(108,622)	4,019,240
Redemptions (notes 2, 3, and 4)	(31,460)	(27,198)	(126,434)	(11,079)	(55,704)	(58,252)	(450,327)	(221,376)
Adjustments to maintain reserves	(36)	51	33	(15)	(50)	21	8	(28)

Net equity transactions	(4,739)	(53,802)	(85,554)	52,115	(66,907)	(72,325)	(400,710)	3,887,733

Net change in contract owners’ equity	178,566	(134,783)	(51,813)	225,534	203,854	271,384	582,201	5,823,868
Contract owners’ equity at beginning of period	468,341	603,124	566,140	340,606	1,337,687	1,066,303	5,823,868	-

Contract owners’ equity at end of period	$646,907	468,341	514,327	566,140	1,541,541	1,337,687	6,406,069	5,823,868

CHANGE IN UNITS:
Beginning units	28,184	32,033	13,365	12,428	52,854	56,766	392,234	-
Units purchased	1,713	2,788	1,115	2,225	432	830	16,474	421,942
Units redeemed	(1,908)	(6,637)	(2,969)	(1,288)	(2,788)	(4,742)	(41,079)	(29,708)

Ending units	27,989	28,184	11,511	13,365	50,498	52,854	367,629	392,234

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OGF		OSI		OVGSS		VKEIA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(49,746)	(41,316)	15	6,215	(80,247)	(42,817)	(43)	195
Realized gain (loss) on investments	399,218	104,320	(3,307)	(4,942)	151,165	(35,404)	3,220	(383)
Change in unrealized gain (loss) on investments	(101,190)	487,907	(15,030)	7,040	386,302	1,093,679	(761)	2,709
Reinvested capital gains	259,639	209,412	-	-	323,258	184,089	4,308	528

Net increase (decrease) in contract owners’ equity resulting from operations	507,921	760,323	(18,322)	8,313	780,478	1,199,547	6,724	3,049

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,237	8,604	201,864	202,720	1,132	-
Transfers between funds	(104,506)	(95,241)	17,776	4,421	(269,391)	(214,608)	(3,160)	3
Redemptions (notes 2, 3, and 4)	(394,878)	(237,352)	(15,643)	(14,024)	(349,163)	(421,813)	(6,093)	(2,459)
Adjustments to maintain reserves	(14)	(47)	(6)	32	50	(4)	(34)	31

Net equity transactions	(499,398)	(332,640)	9,364	(967)	(416,640)	(433,705)	(8,155)	(2,425)

Net change in contract owners’ equity	8,523	427,683	(8,958)	7,346	363,838	765,842	(1,431)	624
Contract owners’ equity at beginning of period	3,866,634	3,438,951	408,562	401,216	5,998,152	5,232,310	40,750	40,126

Contract owners’ equity at end of period	$3,875,157	3,866,634	399,604	408,562	6,361,990	5,998,152	39,319	40,750

CHANGE IN UNITS:
Beginning units	46,612	51,109	17,926	17,971	313,190	343,476	2,163	2,311
Units purchased	-	-	1,148	830	10,663	28,291	871	2
Units redeemed	(4,334)	(4,497)	(699)	(875)	(31,598)	(58,577)	(1,238)	(150)

Ending units	42,278	46,612	18,375	17,926	292,255	313,190	1,796	2,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VKGIA		WRSCGA		JAFRT		JBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,526)	6,058	(1,941)	(4,283)	(292,746)	(227,145)	(9,978)	(525)
Realized gain (loss) on investments	12,848	(11,639)	8,165	(13,271)	1,414,298	378,941	96,876	61,281
Change in unrealized gain (loss) on investments	27,721	(5,214)	(101,610)	89,442	1,109,103	4,008,527	64,901	72,874
Reinvested capital gains	201,604	17,261	108,298	36,242	2,041,737	1,568,938	58,252	16,870

Net increase (decrease) in contract owners’ equity resulting from operations	239,647	6,466	12,912	108,130	4,272,392	5,729,261	210,051	150,500

Equity transactions:
Purchase payments received from contract owners (note 4)	9,759	9,547	4,293	4,824	133,583	158,880	5,656	17,364
Transfers between funds	193,212	5,534	(36,061)	(21,801)	(324,863)	(349,875)	6,694	16,858
Redemptions (notes 2, 3, and 4)	(54,590)	(25,978)	(5,784)	(20,389)	(2,369,272)	(716,823)	(94,298)	(289,121)
Adjustments to maintain reserves	57	20	12	19	(59)	64	(6)	23

Net equity transactions	148,438	(10,877)	(37,540)	(37,347)	(2,560,611)	(907,754)	(81,954)	(254,876)

Net change in contract owners’ equity	388,085	(4,411)	(24,628)	70,783	1,711,781	4,821,507	128,097	(104,376)
Contract owners’ equity at beginning of period	843,445	847,856	431,760	360,977	20,809,192	15,987,685	1,518,999	1,623,375

Contract owners’ equity at end of period	$1,231,530	843,445	407,132	431,760	22,520,973	20,809,192	1,647,096	1,518,999

CHANGE IN UNITS:
Beginning units	24,418	24,802	28,559	32,642	1,003,808	1,057,871	55,370	66,573
Units purchased	10,990	835	283	979	19,657	20,902	7,584	4,549
Units redeemed	(7,355)	(1,219)	(2,610)	(5,062)	(126,940)	(74,965)	(11,058)	(15,752)

Ending units	28,053	24,418	26,232	28,559	896,525	1,003,808	51,896	55,370

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JMERC		JOS		JWF		JWS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(69,337)	(53,829)	(249)	(202)	(17,023)	(15,313)	(4,511)	(3,596)
Realized gain (loss) on investments	180,209	64,590	342	(45)	173,932	116,745	91,536	12,615
Change in unrealized gain (loss) on investments	162,268	1,055,699	5,690	6,887	(62,625)	118,938	(58,534)	33,889
Reinvested capital gains	644,830	141,581	-	-	182,275	58,221	26,962	11,107

Net increase (decrease) in contract owners’ equity resulting from operations	917,970	1,208,041	5,783	6,640	276,559	278,591	55,453	54,015

Equity transactions:
Purchase payments received from contract owners (note 4)	37,058	35,626	2,766	2,317	-	-	1,666	1,595
Transfers between funds	(1,154)	(40,419)	9,408	-	(32,459)	(10,772)	(23,596)	-
Redemptions (notes 2, 3, and 4)	(417,957)	(298,911)	(878)	(1,133)	(215,582)	(180,549)	(114,321)	(17,601)
Adjustments to maintain reserves	(31)	36	(10)	21	(6)	5	31	22

Net equity transactions	(382,084)	(303,668)	11,286	1,205	(248,047)	(191,316)	(136,220)	(15,984)

Net change in contract owners’ equity	535,886	904,373	17,069	7,845	28,512	87,275	(80,767)	38,031
Contract owners’ equity at beginning of period	5,087,018	4,182,645	50,482	42,637	1,802,394	1,715,119	347,953	309,922

Contract owners’ equity at end of period	$5,622,904	5,087,018	67,551	50,482	1,830,906	1,802,394	267,186	347,953

CHANGE IN UNITS:
Beginning units	269,799	290,454	3,850	3,732	52,635	59,080	11,309	11,908
Units purchased	1,882	2,893	860	223	-	-	640	63
Units redeemed	(20,493)	(23,548)	(60)	(105)	(8,038)	(6,445)	(4,397)	(662)

Ending units	251,188	269,799	4,650	3,850	44,597	52,635	7,552	11,309

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LSC		MSI		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(32,776)	(23,537)	10,414	14,668	(40,334)	(34,010)	(9,642)	(10,310)
Realized gain (loss) on investments	46,295	(84,515)	16,211	6,618	20,140	(221,219)	7,217	(10,092)
Change in unrealized gain (loss) on investments	53,494	179,896	(57,448)	57,934	366,583	275,791	41,128	57,244
Reinvested capital gains	349,775	12,015	12,057	2,091	51,904	187,411	7,438	26,402

Net increase (decrease) in contract owners’ equity resulting from operations	416,788	83,859	(18,766)	81,311	398,293	207,973	46,141	63,244

Equity transactions:
Purchase payments received from contract owners (note 4)	116,452	134,674	17,633	10,896	278,918	308,854	65,412	90,769
Transfers between funds	(15,010)	(60,486)	246,364	152,155	(201,389)	(53,815)	(9,608)	7,397
Redemptions (notes 2, 3, and 4)	(384,946)	(318,551)	(211,770)	(62,294)	(251,831)	(749,560)	(209,132)	(108,100)
Adjustments to maintain reserves	(17)	12	(11)	26	(19)	20	(19)	2

Net equity transactions	(283,521)	(244,351)	52,216	100,783	(174,321)	(494,501)	(153,347)	(9,932)

Net change in contract owners’ equity	133,267	(160,492)	33,450	182,094	223,972	(286,528)	(107,206)	53,312
Contract owners’ equity at beginning of period	2,339,005	2,499,497	1,159,722	977,628	3,399,943	3,686,471	937,600	884,288

Contract owners’ equity at end of period	$2,472,272	2,339,005	1,193,172	1,159,722	3,623,915	3,399,943	830,394	937,600

CHANGE IN UNITS:
Beginning units	49,249	55,108	50,739	46,205	133,981	161,061	49,458	49,977
Units purchased	2,455	4,065	12,082	7,468	10,258	14,202	3,358	6,723
Units redeemed	(7,599)	(9,924)	(9,773)	(2,934)	(16,903)	(41,282)	(11,226)	(7,242)

Ending units	44,105	49,249	53,048	50,739	127,336	133,981	41,590	49,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDA		GVIDC		GVIDM		IDAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(20,318)	(14,477)	(6,879)	(8,004)	(39,854)	(35,202)	31,829	52,096
Realized gain (loss) on investments	6,015	(34,686)	1,175	(10)	(18,368)	(46,972)	(1,113)	(15,531)
Change in unrealized gain (loss) on investments	205,140	97,123	10,896	38,780	322,293	189,430	118,158	87,358
Reinvested capital gains	29,346	89,877	3,898	6,189	40,324	171,207	36,215	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,183	137,837	9,090	36,955	304,395	278,463	185,089	123,923

Equity transactions:
Purchase payments received from contract owners (note 4)	186,578	164,612	28,993	30,919	373,707	332,839	22,053	25,461
Transfers between funds	(10,433)	(12,895)	21,368	31,345	186,659	(27,939)	(964)	(3,866)
Redemptions (notes 2, 3, and 4)	(58,975)	(227,956)	(20,901)	(153,458)	(570,362)	(290,309)	(27,670)	(156,549)
Adjustments to maintain reserves	(12)	31	(1)	15	(25)	7	(20)	27

Net equity transactions	117,158	(76,208)	29,459	(91,179)	(10,021)	14,598	(6,601)	(134,927)

Net change in contract owners’ equity	337,341	61,629	38,549	(54,224)	294,374	293,061	178,488	(11,004)
Contract owners’ equity at beginning of period	1,549,277	1,487,648	624,954	679,178	3,350,575	3,057,514	1,185,931	1,196,935

Contract owners’ equity at end of period	$1,886,618	1,549,277	663,503	624,954	3,644,949	3,350,575	1,364,419	1,185,931

CHANGE IN UNITS:
Beginning units	57,279	61,243	39,726	45,473	151,564	150,628	50,627	57,100
Units purchased	6,340	7,176	3,184	9,163	25,734	17,688	888	1,711
Units redeemed	(2,435)	(11,140)	(1,322)	(14,910)	(25,779)	(16,752)	(1,120)	(8,184)

Ending units	61,184	57,279	41,588	39,726	151,519	151,564	50,395	50,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDCS		IDMAS		IDMCS		IDMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,286	8,292	77,942	131,451	6,370	12,458	54,163	112,513
Realized gain (loss) on investments	5,479	(372)	4,446	(14,147)	1,614	(509)	15,058	(8,760)
Change in unrealized gain (loss) on investments	(1,441)	22,338	246,170	172,757	16,880	22,269	156,115	156,984
Reinvested capital gains	3,185	-	69,739	-	1,726	-	63,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,509	30,258	398,297	290,061	26,590	34,218	288,717	260,737

Equity transactions:
Purchase payments received from contract owners (note 4)	6,969	8,409	82,085	77,295	9,147	8,943	39,451	50,758
Transfers between funds	43,492	3,909	(16,978)	(3,052)	259	(11,197)	(93,524)	(36,059)
Redemptions (notes 2, 3, and 4)	(66,644)	(22,406)	(11,572)	(445,721)	(21,136)	(29,728)	(166,728)	(104,388)
Adjustments to maintain reserves	-	12	(51)	41	(32)	58	7	(9)

Net equity transactions	(16,183)	(10,076)	53,484	(371,437)	(11,762)	(31,924)	(220,794)	(89,698)

Net change in contract owners’ equity	(4,674)	20,182	451,781	(81,376)	14,828	2,294	67,923	171,039
Contract owners’ equity at beginning of period	462,867	442,685	3,002,258	3,083,634	444,313	442,019	3,011,122	2,840,083

Contract owners’ equity at end of period	$458,193	462,867	3,454,039	3,002,258	459,141	444,313	3,079,045	3,011,122

CHANGE IN UNITS:
Beginning units	26,861	27,412	129,497	147,423	22,655	24,416	142,682	147,288
Units purchased	5,857	1,079	3,478	4,129	482	528	2,085	5,573
Units redeemed	(6,329)	(1,630)	(1,323)	(22,055)	(1,062)	(2,289)	(12,197)	(10,179)

Ending units	26,389	26,861	131,652	129,497	22,075	22,655	132,570	142,682

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MMF		MMFR		NBF		NBIXA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(58,565)	(47,254)	(21,477)	(17,284)	9,530	14,037	839	1,402
Realized gain (loss) on investments	-	-	-	-	4,977	18,491	15,676	1,769
Change in unrealized gain (loss) on investments	-	-	-	-	(57,745)	8,655	(33,721)	9,360
Reinvested capital gains	208	-	75	-	11,447	29,339	4,200	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,357)	(47,254)	(21,402)	(17,284)	(31,791)	70,522	(13,006)	12,531

Equity transactions:
Purchase payments received from contract owners (note 4)	295,281	729,455	329,676	99,188	36,420	27,214	7,820	7,020
Transfers between funds	477,242	1,488,420	771,947	416,788	16,379	411,198	9,559	20,940
Redemptions (notes 2, 3, and 4)	(1,023,600)	(1,252,954)	(1,389,954)	(354,757)	(105,039)	(154,442)	(9,234)	(3,296)
Adjustments to maintain reserves	(7)	31	(18)	39	(47)	(34)	6	(1)

Net equity transactions	(251,084)	964,952	(288,349)	161,258	(52,287)	283,936	8,151	24,663

Net change in contract owners’ equity	(309,441)	917,698	(309,751)	143,974	(84,078)	354,458	(4,855)	37,194
Contract owners’ equity at beginning of period	4,544,348	3,626,650	1,802,315	1,658,341	1,441,792	1,087,334	285,183	247,989

Contract owners’ equity at end of period	$4,234,907	4,544,348	1,492,564	1,802,315	1,357,714	1,441,792	280,328	285,183

CHANGE IN UNITS:
Beginning units	204,444	161,050	179,882	163,972	21,867	13,920	15,712	14,392
Units purchased	67,646	141,747	215,748	107,970	658	16,386	12,312	6,141
Units redeemed	(78,832)	(98,353)	(244,511)	(92,060)	(1,304)	(8,439)	(11,991)	(4,821)

Ending units	193,258	204,444	151,119	179,882	21,221	21,867	16,033	15,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NF		NFA		NGF		NGFA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,951)	(12,975)	(9,442)	(5,331)	(1,696)	(197)	(6,599)	(2,087)
Realized gain (loss) on investments	122,073	178,050	35,204	75,891	9,720	(967)	8,488	(51,942)
Change in unrealized gain (loss) on investments	162,405	303,565	50,982	50,396	46,416	38,685	139,353	118,741
Reinvested capital gains	448,803	74,686	124,348	20,694	20,539	4,727	64,593	13,590

Net increase (decrease) in contract owners’ equity resulting from operations	706,330	543,326	201,092	141,650	74,979	42,248	205,835	78,302

Equity transactions:
Purchase payments received from contract owners (note 4)	69,464	100,904	-	34	-	-	36,676	23,962
Transfers between funds	(1,027)	(7,260)	(4,722)	(17,042)	-	-	(8,327)	16,177
Redemptions (notes 2, 3, and 4)	(212,504)	(335,427)	(47,454)	(184,742)	(38,775)	(8,714)	(61,024)	(162,582)
Adjustments to maintain reserves	43	(250)	36	39	(207)	64	(28)	26

Net equity transactions	(144,024)	(242,033)	(52,140)	(201,711)	(38,982)	(8,650)	(32,703)	(122,417)

Net change in contract owners’ equity	562,306	301,293	148,952	(60,061)	35,997	33,598	173,132	(44,115)
Contract owners’ equity at beginning of period	3,104,107	2,802,814	890,761	950,822	280,097	246,499	740,974	785,089

Contract owners’ equity at end of period	$3,666,413	3,104,107	1,039,713	890,761	316,094	280,097	914,106	740,974

CHANGE IN UNITS:
Beginning units	23,473	24,090	31,529	40,728	2,233	2,289	17,589	21,876
Units purchased	682	1,133	-	-	-	-	885	1,650
Units redeemed	(975)	(1,750)	(1,631)	(9,199)	(210)	(56)	(1,589)	(5,937)

Ending units	23,180	23,473	29,898	31,529	2,023	2,233	16,885	17,589

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NIIXA		NIPSIS		NIXR		NJMMA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$128	31	44,101	(1,369)	(31,365)	2,187	70	(38)
Realized gain (loss) on investments	20	17	18,219	8,183	314,214	34,138	293	2
Change in unrealized gain (loss) on investments	285	219	(26,868)	125,092	769,521	674,230	(370)	245
Reinvested capital gains	-	-	16,530	-	234,540	-	168	18

Net increase (decrease) in contract owners’ equity resulting from operations	433	267	51,982	131,906	1,286,910	710,555	161	227

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	45,599	47,049	221,236	191,177	1,693	943
Transfers between funds	-	-	21,605	23,844	(111,380)	126,295	2,533	4,868
Redemptions (notes 2, 3, and 4)	-	(18)	(158,580)	(82,860)	(666,599)	(253,276)	(4,923)	(467)
Adjustments to maintain reserves	(6)	12	(25)	52	(23)	28	(2)	(1)

Net equity transactions	(6)	(6)	(91,401)	(11,915)	(556,766)	64,224	(699)	5,343

Net change in contract owners’ equity	427	261	(39,419)	119,991	730,144	774,779	(538)	5,570
Contract owners’ equity at beginning of period	4,575	4,314	1,520,917	1,400,926	5,162,143	4,387,364	5,570	-

Contract owners’ equity at end of period	$5,002	4,575	1,481,498	1,520,917	5,892,287	5,162,143	5,032	5,570

CHANGE IN UNITS:
Beginning units	284	284	133,543	134,581	178,551	178,322	551	-
Units purchased	-	-	6,808	9,492	17,470	21,617	402	599
Units redeemed	-	-	(14,804)	(10,530)	(35,572)	(21,388)	(482)	(48)

Ending units	284	284	125,547	133,543	160,449	178,551	471	551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NMCIXA		NSCIXA		NVMIG6		NVTIV3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,932)	(2,013)	(5,890)	(2,028)	(9,096)	(2,627)	3,071	192
Realized gain (loss) on investments	6,414	(17,040)	(3,834)	(23,941)	33,546	4,665	4,180	(2,983)
Change in unrealized gain (loss) on investments	86,192	83,114	27,408	97,596	(62,368)	54,780	16,097	15,346
Reinvested capital gains	115,020	19,565	39,354	-	24,517	169,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	201,694	83,626	57,038	71,627	(13,401)	226,282	23,348	12,555

Equity transactions:
Purchase payments received from contract owners (note 4)	10,333	9,362	10,291	5,635	39,798	25,457	16,709	22,306
Transfers between funds	102,591	13,405	136,071	7,351	(84,842)	207,314	(4,286)	3,290
Redemptions (notes 2, 3, and 4)	(49,716)	(47,674)	(27,630)	(28,981)	(15,473)	(55,455)	(49,745)	(11,107)
Adjustments to maintain reserves	(19)	5	22	38	(3)	9	(18)	(5)

Net equity transactions	63,189	(24,902)	118,754	(15,957)	(60,520)	177,325	(37,340)	14,484

Net change in contract owners’ equity	264,883	58,724	175,792	55,670	(73,921)	403,607	(13,992)	27,039
Contract owners’ equity at beginning of period	828,133	769,409	483,058	427,388	782,405	378,798	275,737	248,698

Contract owners’ equity at end of period	$1,093,016	828,133	658,850	483,058	708,484	782,405	261,745	275,737

CHANGE IN UNITS:
Beginning units	21,007	21,793	13,644	14,288	38,451	27,699	16,839	15,765
Units purchased	3,712	856	4,033	647	4,606	15,382	1,939	2,229
Units redeemed	(1,905)	(1,642)	(958)	(1,291)	(7,304)	(4,630)	(4,113)	(1,155)

Ending units	22,814	21,007	16,719	13,644	35,753	38,451	14,665	16,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NBGF		NBGST		NBGT		NBPT
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(22,959)	(16,143)	(90,161)	(73,592)	(2,320)	(1,591)	1,626	(353)
Realized gain (loss) on investments	57,829	21,479	289,726	(43,990)	5,438	(748)	21,744	2,950
Change in unrealized gain (loss) on investments	203,645	316,993	166,249	1,112,690	22,286	35,903	(18,099)	7,406
Reinvested capital gains	196,808	119,733	703,550	250,607	20,600	12,863	10,556	283

Net increase (decrease) in contract owners’ equity resulting from operations	435,323	442,062	1,069,364	1,245,715	46,004	46,427	15,827	10,286

Equity transactions:
Purchase payments received from contract owners (note 4)	8,566	11,972	62,079	60,981	-	-	2,568	8,855
Transfers between funds	(5,327)	(557)	(120,259)	(327,643)	37	(2,311)	160,699	(43,423)
Redemptions (notes 2, 3, and 4)	(163,059)	(101,296)	(599,001)	(765,554)	(21,792)	(2,330)	(1,729)	(4,010)
Adjustments to maintain reserves	(83)	60	(78)	121	59	3	(14)	54

Net equity transactions	(159,903)	(89,821)	(657,259)	(1,032,095)	(21,696)	(4,638)	161,524	(38,524)

Net change in contract owners’ equity	275,420	352,241	412,105	213,620	24,308	41,789	177,351	(28,238)
Contract owners’ equity at beginning of period	1,743,598	1,391,357	6,743,402	6,529,782	187,012	145,223	115,053	143,291

Contract owners’ equity at end of period	$2,019,018	1,743,598	7,155,507	6,743,402	211,320	187,012	292,404	115,053

CHANGE IN UNITS:
Beginning units	23,566	24,979	83,086	99,042	4,843	4,990	3,716	5,272
Units purchased	105	288	3,654	2,375	29	-	6,571	350
Units redeemed	(2,005)	(1,701)	(11,077)	(18,331)	(513)	(147)	(2,961)	(1,906)

Ending units	21,666	23,566	75,663	83,086	4,359	4,843	7,326	3,716

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NBSRT		NLMB		PF		PMTRA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(12,991)	(6,989)	3,890	3,793	(2,909)	6,084	8,510	13,455
Realized gain (loss) on investments	195,336	40,087	(364)	(398)	79,831	(25,014)	(5,912)	(23,430)
Change in unrealized gain (loss) on investments	(59,018)	66,917	(4,330)	1,606	469,871	255,120	(33,804)	54,677
Reinvested capital gains	89,805	46,515	-	-	107,745	6,173	-	57,168

Net increase (decrease) in contract owners’ equity resulting from operations	213,132	146,530	(804)	5,001	654,538	242,363	(31,206)	101,870

Equity transactions:
Purchase payments received from contract owners (note 4)	24,355	46,924	5,873	6,958	65,796	101,338	18,007	52,944
Transfers between funds	515,054	(23,483)	(2,585)	(4,726)	(6,241)	(94,436)	(194,624)	6,608
Redemptions (notes 2, 3, and 4)	(635,524)	(621,218)	(16,193)	(2,621)	(256,011)	(187,104)	(123,652)	(114,320)
Adjustments to maintain reserves	(29)	7	(16)	16	25	30	(12)	246

Net equity transactions	(96,144)	(597,770)	(12,921)	(373)	(196,431)	(180,172)	(300,281)	(54,522)

Net change in contract owners’ equity	116,988	(451,240)	(13,725)	4,628	458,107	62,191	(331,487)	47,348
Contract owners’ equity at beginning of period	890,730	1,341,970	240,673	236,045	2,510,359	2,448,168	1,420,587	1,373,239

Contract owners’ equity at end of period	$1,007,718	890,730	226,948	240,673	2,968,466	2,510,359	1,089,100	1,420,587

CHANGE IN UNITS:
Beginning units	25,171	44,276	15,737	15,767	30,399	33,496	62,542	64,422
Units purchased	13,858	1,642	427	498	675	1,456	7,467	20,509
Units redeemed	(15,639)	(20,747)	(1,266)	(528)	(2,647)	(4,553)	(20,935)	(22,389)

Ending units	23,390	25,171	14,898	15,737	28,427	30,399	49,074	62,542

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PUGOA		PUIGA		VRTAA		SACSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,471)	(1,099)	1	(7)	(6,086)	(4,209)	(24,028)	(20,217)
Realized gain (loss) on investments	2,455	557	24	6	69,820	17,913	29,991	(125,514)
Change in unrealized gain (loss) on investments	10,824	25,300	(305)	485	(68,360)	157,863	18,319	242,944
Reinvested capital gains	10,782	3,417	727	85	45,042	11,925	316,585	83,248

Net increase (decrease) in contract owners’ equity resulting from operations	22,590	28,175	447	569	40,416	183,492	340,867	180,461

Equity transactions:
Purchase payments received from contract owners (note 4)	2,740	579	-	-	36,531	65,242	21,841	21,031
Transfers between funds	(85)	8,199	-	-	(24,051)	89,089	(15,558)	(273,865)
Redemptions (notes 2, 3, and 4)	(2,835)	(215)	(1)	(1)	(163,270)	(94,154)	(136,085)	(90,454)
Adjustments to maintain reserves	11	-	(3)	-	(4)	123	(24)	10

Net equity transactions	(169)	8,563	(4)	(1)	(150,794)	60,300	(129,826)	(343,278)

Net change in contract owners’ equity	22,421	36,738	443	568	(110,378)	243,792	211,041	(162,817)
Contract owners’ equity at beginning of period	107,372	70,634	6,175	5,607	806,440	562,648	1,746,013	1,908,830

Contract owners’ equity at end of period	$129,793	107,372	6,618	6,175	696,062	806,440	1,957,054	1,746,013

CHANGE IN UNITS:
Beginning units	4,323	3,883	265	265	52,464	48,073	108,334	134,988
Units purchased	95	452	-	-	2,300	11,387	1,618	5,537
Units redeemed	(100)	(12)	-	-	(11,720)	(6,996)	(8,787)	(32,191)

Ending units	4,318	4,323	265	265	43,044	52,464	101,165	108,334

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SGRA		WFAIVD		WFENAD		WFLCCA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,122)	(8,901)	(2,862)	275	(3,117)	(1,712)	(1,036)	(196)
Realized gain (loss) on investments	18,416	(13,813)	9,189	(524)	2,403	9,339	936	(2,179)
Change in unrealized gain (loss) on investments	(129,187)	219,176	13,842	(10,095)	(28,791)	38,888	14,209	(7,594)
Reinvested capital gains	180,026	113,270	105,807	-	33,223	14,988	12,311	14,031

Net increase (decrease) in contract owners’ equity resulting from operations	58,133	309,732	125,976	(10,344)	3,718	61,503	26,420	4,062

Equity transactions:
Purchase payments received from contract owners (note 4)	2,023	3,127	1,493	6,197	3,684	3,745	2,148	1,771
Transfers between funds	(6,070)	(45,136)	(290)	53	2,919	63,678	(533)	(6,301)
Redemptions (notes 2, 3, and 4)	(65,847)	(68,142)	(42,674)	(51,514)	(2,048)	(18,548)	(39,055)	(8,115)
Adjustments to maintain reserves	(55)	6,991	(14)	15	(40)	56	1	(19)

Net equity transactions	(69,949)	(103,160)	(41,485)	(45,249)	4,515	48,931	(37,439)	(12,664)

Net change in contract owners’ equity	(11,816)	206,572	84,491	(55,593)	8,233	110,434	(11,019)	(8,602)
Contract owners’ equity at beginning of period	932,969	726,397	573,587	629,180	211,322	100,888	114,815	123,417

Contract owners’ equity at end of period	$921,153	932,969	658,078	573,587	219,555	211,322	103,796	114,815

CHANGE IN UNITS:
Beginning units	36,039	41,316	30,225	33,125	8,159	6,079	7,430	8,525
Units purchased	272	543	70	353	278	3,029	131	194
Units redeemed	(2,821)	(5,820)	(1,954)	(3,253)	(97)	(949)	(2,361)	(1,289)

Ending units	33,490	36,039	28,341	30,225	8,340	8,159	5,200	7,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFLGA		VKGA
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(38,673)	(35,420)	-	(16,000)
Realized gain (loss) on investments	36,537	(10,657)	-	(445,460)
Change in unrealized gain (loss) on investments	(11,903)	393,291	-	145,242
Reinvested capital gains	405,776	397,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	391,737	745,130	-	(316,218)

Equity transactions:
Purchase payments received from contract owners (note 4)	89,850	59,375	-	65,093
Transfers between funds	(39,549)	(59,836)	-	(4,136,088)
Redemptions (notes 2, 3, and 4)	(679,585)	(60,789)	-	(83,713)
Adjustments to maintain reserves	(22)	18	-	63

Net equity transactions	(629,306)	(61,232)	-	(4,154,645)

Net change in contract owners’ equity	(237,569)	683,898	-	(4,470,863)
Contract owners’ equity at beginning of period	3,157,170	2,473,272	-	4,470,863

Contract owners’ equity at end of period	$2,919,601	3,157,170	-	-

CHANGE IN UNITS:
Beginning units	149,538	152,808	-	95,356
Units purchased	4,425	4,414	-	1,629
Units redeemed	(32,798)	(7,684)	-	(96,985)

Ending units	121,165	149,538	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF)

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Delaware Ivy Small Cap Growth Fund - Class A (WRSCGA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

WELLS FARGO FUNDS

Allspring Common Stock Fund - Class A (SACSA)

Allspring Growth Fund - Class A (SGRA)

Allspring Classic Value Fund - Administrative Class (WFAIVD)

Allspring Enterprise Fund - Class A (WFENAD)

Allspring Large Cap Core Fund - Class A (WFLCCA)

Allspring Large Cap Growth Fund - Class A (WFLGA)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	2/10/2020
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)	4/17/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco Mid Cap Growth Fund: Class A (VKGA)	Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)	4/17/2020

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
WRSCGA	Delaware Ivy Small Cap Growth Fund - Class A	Ivy Small Cap Growth Fund - Class A	7/1/2021
NGF	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6	Nationwide Mellon Dynamic U.S. Core Fund - Class R6	8/31/2021
NGFA	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A	Nationwide Mellon Dynamic U.S. Core Fund - Class A	8/31/2021
SACSA	Allspring Common Stock Fund - Class A	Wells Fargo Common Stock Fund - Class A	10/11/2021
SGRA	Allspring Growth Fund - Class A	Wells Fargo Growth Fund - Class A	10/11/2021
WFAIVD	Allspring Classic Value Fund - Administrative Class	Wells Fargo Classic Value Fund - Administrative Class	10/11/2021
WFENAD	Allspring Enterprise Fund - Class A	Wells Fargo Enterprise Fund - Class A	10/11/2021
WFLCCA	Allspring Large Cap Core Fund - Class A	Wells Fargo Large Cap Core Fund - Class A	10/11/2021
WFLGA	Allspring Large Cap Growth Fund - Class A	Wells Fargo Large Cap Growth Fund - Class A	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a reduction in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $146,856 and $236,656, respectively, and total transfers from the Separate Account to the fixed account were $393,993 and $1,147,249, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$231,673,668	$-	$-	$231,673,668

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ADGFIS	$45,676	$22,985
ADUES	421,000	282,886
PRSCA	414,870	343,722
ACIGA	472,316	138,384
ACVI2	120,761	66,144
BSTG	43,149	115,923
IGF	1,038,599	370,464
TCG	772,631	1,196,642
TCIGA	6,247	1,117
TCIGR	39,042	22,456
TCUL	913,913	1,740,075
DAF	193,897	243,853
DMICPA	124,273	170,777
DPBOZ	99,317	43,425
DROSC	5,417	1,597
DSPI	2,372,224	1,285,925
DTC	19,608	117,965
DWHYOI	71,557	37,921
FBDF	295,440	369,223
FEQIF	1,866	152
FHYT	187,272	220,164
FIIF	18,253	8,020
FAB	234,296	95,184
FABA	13,344	5,592
FAEGA	203,756	127,859
FAEI	167,552	292,362
FAEIA	171,716	134,576
FAGO	1,041,942	1,825,665
FAGOA	330,675	442,239
FAHY	26,264	97,426
FAM	111,664	211,618
FAOA	24	12
FCI	14,435	31,262
FEI	605,691	1,057,599
FHIP	68	665
FMG	666,772	869,552
FO2	329,784	463,127
FPR	1,056,088	1,550,309
FRBSI	218,259	96,028
FSCG	235,599	255,976
TFF	21,393	73,170
TIF2	88,757	132,513

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

TMSF	412,583	213,391
AREA	62,454	39,482
ASCGI	180,776	141,097
OCAF	346,469	91,940
ODMCGA	1,179,681	643,071
OGF	259,639	549,131
OSI	32,182	17,185
OVGSS	426,419	600,097
VKEIA	22,928	26,784
VKGIA	659,837	312,378
WRSCGA	114,795	45,991
JAFRT	2,341,804	3,153,363
JBS	295,856	329,529
JMERC	657,334	463,895
JOS	12,493	1,447
JWF	189,180	271,969
JWS	46,060	159,859
LSC	435,684	402,187
MSI	323,190	248,492
GVDMA	240,817	403,549
GVDMC	61,173	216,705
GVIDA	192,816	66,618
GVIDC	49,670	23,192
GVIDM	516,705	526,231
IDAS	99,961	38,500
IDCS	105,219	113,930
IDMAS	254,705	53,488
IDMCS	20,957	24,591
IDMS	185,650	288,908
MMF	1,227,735	1,537,170
MMFR	2,000,206	2,309,939
NBF	79,545	110,807
NBIXA	221,994	208,810
NF	497,240	219,454
NFA	127,342	64,612
NGF	22,612	42,544
NGFA	98,230	72,911
NIIXA	179	51
NIPSIS	132,773	163,519
NIXR	711,646	1,065,215
NJMMA2	4,480	4,939
NMCIXA	264,983	92,689
NSCIXA	195,709	43,513
NVMIG6	109,369	154,465
NVTIV3	36,180	70,431
NBGF	203,348	189,320
NBGST	967,424	1,011,216
NBGT	21,785	25,261
NBPT	269,376	95,657
NBSRT	627,303	646,602
NLMB	12,510	21,525
PF	177,553	269,174
PMTRA	178,529	470,288
PUGOA	13,283	4,153
PUIGA	821	95
VRTAA	78,844	190,676
SACSA	338,547	175,792
SGRA	185,261	86,251
WFAIVD	111,343	49,870
WFENAD	39,656	4,994
WFLCCA	14,646	40,811
WFLGA	474,980	737,161

	$32,387,876	$34,209,469

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)
2021	1.30%			32,637	$11.86			$387,184	0.11%	-3.64%
2020	1.30%			31,525	12.31			388,115	0.22%	4.99%
2019	1.30%			36,198	11.73			424,472	3.35%	5.87%
2018	1.30%			34,972	11.08			387,374	4.55%	-0.35%
2017	1.30%			38,123	11.12			423,751	0.00%	0.30%
Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)
2021	1.30%			42,041	39.25			1,650,220	0.00%	23.42%
2020	1.30%			48,017	31.80			1,527,120	0.00%	24.16%
2019	1.30%			57,439	25.62			1,471,309	0.25%	35.14%
2018	1.30%			64,397	18.95			1,220,581	0.33%	-7.72%
2017	1.30%			76,645	20.54			1,574,206	0.44%	19.39%
Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)
2021	0.95%	to	1.50%	20,996	76.37	to	67.69	1,757,129	0.00%	29.38%	to	28.66%
2020	0.95%	to	1.50%	24,320	59.03	to	52.61	1,592,010	0.00%	25.74%	to	25.05%
2019	0.95%	to	1.50%	26,748	46.94	to	42.07	1,389,822	0.00%	23.53%	to	22.84%
2018	0.95%	to	1.50%	31,858	38.00	to	34.25	1,351,623	0.01%	-14.19%	to	-14.67%
2017	0.95%	to	1.50%	37,216	44.29	to	40.14	1,853,224	0.00%	9.98%	to	9.37%
American Century Disciplined Core Value Fund - Class A (ACIGA)
2021	0.95%	to	1.90%	62,665	30.06	to	24.40	1,783,896	0.81%	22.21%	to	21.04%
2020	0.95%	to	1.90%	64,070	24.60	to	20.16	1,495,976	1.68%	10.54%	to	9.48%
2019	0.95%	to	1.90%	65,158	22.25	to	18.41	1,380,115	1.82%	22.54%	to	21.37%
2018	0.95%	to	1.90%	67,685	18.16	to	15.17	1,171,845	1.59%	-7.99%	to	-8.87%
2017	0.95%	to	1.90%	74,206	19.74	to	16.65	1,400,651	2.06%	19.15%	to	18.01%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)
2021	0.95%	to	1.65%	97,547	16.02	to	15.28	1,526,678	0.01%	7.57%	to	6.81%
2020	0.95%	to	1.65%	95,299	14.89	to	14.30	1,391,359	0.38%	24.46%	to	23.58%
2019	0.95%	to	1.65%	96,842	11.96	to	11.57	1,140,160	0.73%	26.92%	to	26.03%
2018	0.95%	to	1.65%	102,286	9.43	to	9.18	952,173	1.12%	-16.10%	to	-16.70%
2017	0.95%	to	1.65%	102,279	11.24	to	11.03	1,138,808	0.77%	29.70%	to	28.78%
American Century Short-Term Government Fund: Investor Class (BSTG)
2021	0.95%	to	1.90%	47,502	13.53	to	10.98	900,523	0.37%	-1.04%	to	-1.99%
2020	0.95%	to	1.90%	52,758	13.67	to	11.20	983,375	0.71%	2.37%	to	1.38%
2019	0.95%	to	1.90%	56,103	13.36	to	11.05	1,022,212	1.82%	1.94%	to	0.96%
2018	0.95%	to	1.90%	37,634	13.10	to	10.95	783,804	1.71%	0.15%	to	-0.82%
2017	0.95%	to	1.90%	55,752	13.08	to	11.04	1,016,116	1.04%	-0.74%	to	-1.69%
American Century Disciplined Core Value Fund - Investor Class (IGF)
2021	1.30%			66,281	59.68			3,955,683	1.05%	22.10%
2020	1.30%			68,880	48.88			3,366,863	1.91%	10.43%
2019	1.30%			75,949	44.26			3,361,848	2.05%	22.37%
2018	1.30%			89,131	36.17			3,224,148	1.84%	-8.07%
2017	1.30%			96,144	39.35			3,783,285	2.40%	19.06%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Growth Fund: Investor Class (TCG)
2021	0.95%	to	1.50%	48,989	37.93	to	33.62	8,035,343	0.00%	26.28%	to	25.58%
2020	0.95%	to	1.50%	52,292	30.04	to	26.77	7,348,924	0.14%	33.93%	to	33.18%
2019	0.95%	to	1.50%	76,342	22.43	to	20.10	6,228,712	0.26%	34.11%	to	33.37%
2018	0.95%	to	1.50%	79,178	16.72	to	15.07	4,983,594	0.22%	-2.57%	to	-3.11%
2017	0.95%	to	1.50%	85,239	17.17	to	15.56	5,690,181	0.17%	28.86%	to	28.14%
American Century International Growth Fund: Class A (TCIGA)
2021	1.10%	to	1.50%	3,522	17.77	to	16.28	60,029	0.39%	6.96%	to	6.53%
2020	1.10%	to	1.50%	3,543	16.62	to	15.28	56,555	0.00%	23.90%	to	23.40%
2019	1.10%	to	1.50%	3,941	13.41	to	12.38	50,729	0.00%	26.67%	to	26.16%
2018	1.10%	to	1.50%	4,027	10.59	to	9.82	41,018	0.65%	-16.70%	to	-17.03%
2017	1.10%	to	1.50%	5,455	12.71	to	11.83	67,163	0.71%	29.29%	to	28.77%
American Century International Growth Fund: Investor Class (TCIGR)
2021	1.30%			7,055	51.79			365,350	0.62%	7.00%
2020	1.30%			7,395	48.40			357,909	0.02%	23.96%
2019	1.30%			7,942	39.04			310,076	0.08%	26.70%
2018	1.30%			9,197	30.82			283,411	0.97%	-16.61%
2017	1.30%			9,496	36.95			350,919	0.88%	29.34%
American Century Ultra(R) Fund: Investor Class (TCUL)
2021	0.95%	to	1.65%	133,846	42.12	to	36.12	11,822,688	0.00%	22.04%	to	21.18%
2020	0.95%	to	1.65%	153,239	34.51	to	29.81	11,002,720	0.00%	48.35%	to	47.31%
2019	0.95%	to	1.65%	188,556	23.26	to	20.23	8,803,898	0.00%	33.32%	to	32.38%
2018	0.95%	to	1.65%	208,758	17.45	to	15.29	7,182,418	0.00%	-0.30%	to	-1.01%
2017	0.95%	to	1.65%	228,414	17.50	to	15.44	7,958,662	0.16%	30.65%	to	29.73%
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)
2021	0.95%	to	1.90%	83,819	38.47	to	31.22	3,578,977	0.35%	25.82%	to	24.61%
2020	0.95%	to	1.90%	87,442	30.57	to	25.05	2,980,573	0.67%	22.83%	to	21.65%
2019	0.95%	to	1.90%	93,055	24.89	to	20.59	2,599,160	1.01%	33.86%	to	32.58%
2018	0.95%	to	1.90%	108,536	18.59	to	15.53	2,290,142	1.14%	-7.28%	to	-8.17%
2017	0.95%	to	1.90%	120,151	20.05	to	16.92	2,737,977	1.18%	25.44%	to	24.24%
BNY Mellon Core Plus Fund - Class A (DMICPA)
2021	1.30%			100,974	11.68			1,179,198	2.16%	-2.14%
2020	1.30%			106,789	11.93			1,274,348	2.25%	7.95%
2019	1.30%			92,385	11.05			1,021,273	2.89%	9.43%
2018	1.30%			87,613	10.10			885,028	2.83%	1.02%		*	***
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)
2021	0.95%	to	1.60%	25,559	25.49	to	22.79	612,699	0.40%	13.75%	to	13.01%
2020	0.95%	to	1.60%	25,798	22.41	to	20.16	545,329	0.88%	9.51%	to	8.80%
2019	0.95%	to	1.60%	29,000	20.46	to	18.53	562,067	1.43%	19.05%	to	18.27%
2018	0.95%	to	1.60%	31,957	17.19	to	15.67	522,469	1.13%	-4.92%	to	-5.55%
2017	0.95%	to	1.60%	49,698	18.08	to	16.59	858,446	0.99%	10.66%	to	9.94%
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)
2021	0.95%	to	1.50%	1,925	33.24	to	31.43	61,054	0.00%	14.92%	to	14.28%
2020	0.95%	to	1.50%	1,949	28.93	to	27.50	54,046	0.21%	17.85%	to	17.20%
2019	0.95%	to	1.50%	2,712	24.55	to	23.47	64,379	0.17%	19.96%	to	19.30%
2018	0.95%	to	1.50%	2,955	20.46	to	19.67	58,881	0.00%	-20.27%	to	-20.71%
2017	0.95%	to	1.50%	5,806	25.66	to	24.81	144,922	0.00%	23.01%	to	22.33%
BNY Mellon S&P 500 Index Fund (DSPI)
2021	1.30%			153,460	114.70			17,601,597	0.94%	26.42%
2020	1.30%			160,456	90.73			14,558,334	1.41%	16.24%
2019	1.30%			184,395	78.05			14,392,848	1.59%	29.17%
2018	1.30%			194,994	60.43			11,783,260	1.45%	-6.12%
2017	1.30%			210,963	64.37			13,579,094	1.56%	19.68%
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)
2021	0.95%	to	1.45%	9,252	26.11	to	23.39	443,085	0.54%	25.45%	to	24.82%
2020	0.95%	to	1.45%	12,325	20.81	to	18.74	459,298	0.83%	23.04%	to	22.42%
2019	0.95%	to	1.45%	13,266	16.91	to	15.31	430,399	1.25%	32.73%	to	32.06%
2018	0.95%	to	1.45%	14,116	12.74	to	11.59	352,255	1.62%	-5.33%	to	-5.81%
2017	0.95%	to	1.45%	17,526	13.46	to	12.31	442,537	0.87%	14.07%	to	13.50%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)
2021	1.30%			30,908	24.95			771,011	4.93%	3.98%
2020	1.30%			30,650	23.99			735,339	5.55%	5.85%
2019	1.30%			35,104	22.67			795,652	5.67%	14.66%
2018	1.30%			34,618	19.77			684,311	5.91%	-5.62%
2017	1.30%			36,769	20.95			770,131	5.47%	5.89%
Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)
2021	0.95%	to	2.05%	55,144	28.48	to	22.36	1,581,069	3.13%	-1.02%	to	-2.12%
2020	0.95%	to	2.05%	58,988	28.78	to	22.85	1,709,016	3.27%	7.79%	to	6.60%
2019	0.95%	to	2.05%	64,676	26.70	to	21.43	1,748,450	3.70%	12.77%	to	11.52%
2018	0.95%	to	2.05%	61,571	23.67	to	19.22	1,484,125	3.61%	-3.87%	to	-4.95%
2017	0.95%	to	2.05%	64,641	24.63	to	20.22	1,626,308	3.80%	5.61%	to	4.44%
Federated Hermes Equity Income Fund - Class F Shares (FEQIF)
2021	1.20%			626	21.38			13,381	0.66%	19.17%
2020	1.20%			626	17.94			11,228	1.07%	4.83%
2019	1.20%			626	17.11			10,710	1.90%	19.55%
2018	1.20%			626	14.31			8,959	1.36%	-13.01%
2017	1.20%	to	1.25%	1,838	16.45	to	16.31	30,082	1.83%	14.43%	to	14.37%
Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)
2021	0.95%	to	1.90%	55,674	33.39	to	27.10	1,688,341	4.15%	6.79%	to	5.77%
2020	0.95%	to	1.90%	58,480	31.27	to	25.62	1,667,768	5.00%	5.67%	to	4.66%
2019	0.95%	to	1.90%	67,741	29.59	to	24.48	1,833,647	4.98%	14.19%	to	13.10%
2018	0.95%	to	1.90%	66,418	25.91	to	21.65	1,583,372	5.33%	-5.59%	to	-6.50%
2017	0.95%	to	1.90%	70,919	27.45	to	23.15	1,796,306	4.64%	6.42%	to	5.40%
Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)
2021	0.95%	to	1.90%	12,993	20.68	to	16.85	249,777	1.73%	-2.43%	to	-3.37%
2020	0.95%	to	1.90%	12,663	21.20	to	17.44	250,284	2.28%	6.37%	to	5.35%
2019	0.95%	to	1.90%	13,257	19.93	to	16.55	246,759	2.71%	8.39%	to	7.35%
2018	0.95%	to	1.90%	11,498	18.38	to	15.42	198,523	2.85%	-1.68%	to	-2.63%
2017	0.95%	to	1.90%	14,555	18.70	to	15.84	255,459	2.83%	3.06%	to	2.08%
Fidelity Advisor Balanced Fund - Class M (FAB)
2021	1.30%			29,158	45.97			1,340,374	0.23%	16.07%
2020	1.30%			27,476	39.60			1,088,186	0.80%	20.23%
2019	1.30%			27,667	32.94			911,360	1.11%	21.79%
2018	1.30%			31,095	27.05			841,037	0.94%	-5.89%
2017	1.30%			36,522	28.74			1,049,605	0.88%	14.28%
Fidelity Advisor Balanced Fund: Class A (FABA)
2021	0.95%	to	1.45%	6,200	34.49	to	30.91	202,720	0.50%	16.78%	to	16.19%
2020	0.95%	to	1.45%	6,303	29.53	to	26.60	177,024	1.07%	20.95%	to	20.34%
2019	0.95%	to	1.45%	6,361	24.42	to	22.10	148,093	1.39%	22.58%	to	21.96%
2018	0.95%	to	1.50%	6,693	19.92	to	17.95	127,273	1.23%	-5.36%	to	-5.89%
2017	0.95%	to	1.50%	6,759	21.05	to	19.08	136,156	1.24%	14.99%	to	14.35%
Fidelity Advisor Equity Growth Fund: Class A (FAEGA)
2021	0.95%	to	1.65%	44,029	38.41	to	33.03	1,597,761	0.00%	21.56%	to	20.70%
2020	0.95%	to	1.65%	46,729	31.59	to	27.37	1,399,944	0.00%	42.06%	to	41.06%
2019	0.95%	to	1.65%	48,026	22.24	to	19.40	1,016,248	0.00%	32.41%	to	31.48%
2018	0.95%	to	1.65%	55,280	16.80	to	14.76	882,218	0.00%	-1.40%	to	-2.10%
2017	0.95%	to	1.65%	63,200	17.03	to	15.07	1,020,992	0.00%	33.57%	to	32.63%
Fidelity Advisor Equity Income Fund - Class M (FAEI)
2021	1.30%			28,119	48.75			1,370,748	1.47%	20.17%
2020	1.30%			33,344	40.57			1,352,666	2.15%	-0.33%
2019	1.30%			35,561	40.70			1,447,376	2.12%	25.21%
2018	1.30%			36,603	32.51			1,189,815	1.99%	-11.77%
2017	1.30%			47,085	36.84			1,734,666	1.47%	10.58%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Advisor Equity Income Fund: Class A (FAEIA)
2021	0.95%	to	1.90%	46,753	33.89	to	27.50	1,471,594	1.82%	20.90%	to	19.74%
2020	0.95%	to	1.90%	50,072	28.03	to	22.97	1,308,186	2.47%	0.26%	to	-0.70%
2019	0.95%	to	1.90%	52,922	27.96	to	23.13	1,382,899	2.36%	25.97%	to	24.76%
2018	0.95%	to	1.90%	63,901	22.19	to	18.54	1,331,028	2.30%	-11.26%	to	-12.12%
2017	0.95%	to	1.90%	78,326	25.01	to	21.10	1,843,389	1.70%	11.23%	to	10.17%
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)
2021	1.30%			68,885	92.21			6,351,580	0.00%	9.70%
2020	1.30%			82,936	84.06			6,971,213	0.00%	66.01%
2019	1.30%			84,646	50.63			4,285,861	0.00%	38.13%
2018	1.30%			85,469	36.66			3,132,940	0.00%	12.33%
2017	1.30%			90,186	32.63			2,943,047	0.00%	32.63%
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)
2021	0.95%	to	1.50%	32,210	56.82	to	50.36	1,716,999	0.00%	10.34%	to	9.73%
2020	0.95%	to	1.50%	37,492	51.49	to	45.89	1,817,797	0.00%	67.01%	to	66.08%
2019	0.95%	to	1.50%	37,434	30.83	to	27.63	1,092,051	0.00%	38.93%	to	38.16%
2018	0.95%	to	1.50%	30,026	22.19	to	20.00	632,498	0.00%	12.99%	to	12.36%
2017	0.95%	to	1.50%	33,568	19.64	to	17.80	628,547	0.00%	33.41%	to	32.67%
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)
2021	1.10%	to	1.90%	11,331	37.53	to	31.47	522,788	2.97%	10.02%	to	9.13%
2020	0.95%	to	1.90%	13,949	35.20	to	28.84	563,680	3.83%	7.61%	to	6.58%
2019	0.95%	to	1.90%	14,074	32.71	to	27.06	530,944	4.34%	16.30%	to	15.19%
2018	1.10%	to	1.90%	13,866	27.34	to	23.49	453,736	5.20%	-6.46%	to	-7.22%
2017	1.10%	to	1.90%	15,044	29.23	to	25.32	520,828	4.71%	10.14%	to	9.25%
Fidelity Asset Manager 50% (FAM)
2021	1.30%			25,365	47.47			1,204,105	1.49%	8.43%
2020	1.30%			27,960	43.78			1,224,154	1.35%	13.23%
2019	1.30%			30,938	38.67			1,196,281	1.83%	16.72%
2018	1.30%			33,829	33.13			1,120,701	1.66%	-6.61%
2017	1.30%			40,100	35.47			1,422,505	1.41%	12.59%
Fidelity Advisor Overseas Fund: Class A (FAOA)
2021	1.25%	to	1.50%	56	21.04	to	19.94	1,154	0.00%	17.44%	to	17.14%
2020	1.25%	to	1.50%	56	17.92	to	17.02	983	0.00%	13.27%	to	12.99%
2019	1.25%	to	1.50%	56	15.82	to	15.06	869	1.47%	25.79%	to	25.47%
2018	1.20%	to	1.50%	63	12.69	to	12.01	793	0.85%	-16.09%	to	-16.35%
2017	1.20%	to	1.50%	63	15.13	to	14.35	947	0.95%	28.09%	to	27.71%
Fidelity Capital & Income Fund (FCI)
2021	1.30%			1,072	207.36			222,286	3.40%	10.20%
2020	1.30%			1,216	188.16			228,808	4.15%	8.81%
2019	1.30%			1,226	172.93			212,017	4.39%	17.39%
2018	1.30%			1,250	147.31			184,140	4.75%	-7.01%
2017	1.30%			1,359	158.42			215,286	4.05%	10.20%
Fidelity Equity-Income Fund (FEI)
2021	1.30%			21,208	267.17			5,666,240	1.54%	22.77%
2020	1.30%			25,056	217.63			5,452,937	1.68%	5.39%
2019	1.30%			26,064	206.49			5,382,040	1.89%	26.24%
2018	1.30%			28,326	163.57			4,633,383	2.35%	-9.61%
2017	1.30%			31,047	180.96			5,618,364	2.02%	11.89%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.30%			24	48.97			1,175	4.61%	3.05%
2020	1.30%			38	47.52			1,806	4.44%	1.41%
2019	1.30%			55	46.86			2,577	4.72%	13.61%
2018	1.30%			69	41.25			2,846	5.63%	-4.55%
2017	1.30%			69	43.21			2,982	5.37%	5.55%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Magellan(R) Fund (FMG)
2021	1.30%			85,966	108.38			9,317,174	0.00%	25.33%
2020	1.30%			93,663	86.48			8,099,517	0.00%	26.67%
2019	1.30%			101,880	68.27			6,955,133	0.45%	29.46%
2018	1.30%			113,180	52.73			5,968,526	0.56%	-6.84%
2017	1.30%			124,033	56.60			7,020,822	0.80%	24.88%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	0.95%	to	1.65%	140,692	16.27	to	15.52	2,236,690	0.33%	18.26%	to	17.42%
2020	0.95%	to	1.65%	160,474	13.76	to	13.22	2,165,171	0.22%	14.24%	to	13.43%
2019	0.95%	to	1.65%	163,313	12.05	to	11.65	1,935,601	1.48%	26.29%	to	25.40%
2018	0.95%	to	1.65%	180,351	9.54	to	9.29	1,698,786	1.25%	-15.87%	to	-16.47%
2017	0.95%	to	1.65%	195,457	11.34	to	11.12	2,195,778	1.31%	28.76%	to	27.85%
Fidelity Puritan Fund (FPR)
2021	1.30%			81,751	95.77			7,829,354	0.96%	17.39%
2020	1.30%			96,892	81.58			7,904,669	1.19%	19.00%
2019	1.30%			101,414	68.56			6,952,860	1.58%	19.68%
2018	1.30%			112,567	57.29			6,448,696	1.53%	-5.42%
2017	1.30%			103,573	60.57			6,273,225	1.38%	17.21%
Franklin Mutual U.S. Value Fund - Class A (FRBSI)
2021	0.95%	to	1.65%	31,488	46.53	to	40.02	1,360,672	1.16%	26.47%	to	25.58%
2020	0.95%	to	1.65%	32,113	36.79	to	31.87	1,103,159	4.03%	-3.39%	to	-4.07%
2019	0.95%	to	1.65%	35,356	38.08	to	33.22	1,260,997	1.53%	23.30%	to	22.43%
2018	0.95%	to	1.65%	38,537	30.88	to	27.13	1,119,069	1.18%	-13.28%	to	-13.90%
2017	0.95%	to	1.65%	39,135	35.61	to	31.51	1,315,948	1.09%	11.37%	to	10.59%
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)
2021	0.95%	to	1.80%	47,324	35.92	to	29.80	1,573,726	0.00%	8.86%	to	7.93%
2020	0.95%	to	1.80%	53,598	33.00	to	27.61	1,648,650	0.00%	54.48%	to	53.15%
2019	0.95%	to	1.80%	54,476	21.36	to	18.03	1,089,786	0.00%	30.56%	to	29.44%
2018	0.95%	to	1.80%	62,284	16.36	to	13.93	962,905	0.00%	-5.51%	to	-6.33%
2017	0.95%	to	1.80%	59,837	17.32	to	14.87	981,938	0.00%	20.38%	to	19.35%
Templeton Foreign Fund - Class A (TFF)
2021	0.95%	to	1.50%	18,863	21.59	to	19.13	539,637	3.59%	4.07%	to	3.49%
2020	0.95%	to	1.50%	21,065	20.74	to	18.49	581,758	1.47%	-1.43%	to	-1.98%
2019	0.95%	to	1.65%	22,304	21.05	to	18.31	623,596	3.15%	11.39%	to	10.61%
2018	0.95%	to	1.65%	25,715	18.89	to	16.55	647,117	2.20%	-15.81%	to	-16.41%
2017	0.95%	to	1.65%	27,662	22.44	to	19.80	826,133	1.38%	15.97%	to	15.15%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.95%	to	1.65%	138,512	9.30	to	8.81	1,254,721	1.86%	3.17%	to	2.44%
2020	0.95%	to	1.65%	144,176	9.01	to	8.60	1,270,667	3.37%	-2.10%	to	-2.79%
2019	0.95%	to	1.65%	142,048	9.21	to	8.84	1,283,217	1.71%	11.46%	to	10.67%
2018	0.95%	to	1.65%	171,382	8.26	to	7.99	1,393,865	2.59%	-16.25%	to	-16.85%
2017	0.95%	to	1.65%	202,796	9.86	to	9.61	1,975,555	2.59%	15.59%	to	14.77%
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
2021	0.95%	to	1.90%	99,594	33.69	to	27.34	3,359,199	3.02%	17.94%	to	16.81%
2020	0.95%	to	1.90%	102,684	28.56	to	23.41	2,948,122	1.96%	-5.50%	to	-6.41%
2019	0.95%	to	1.90%	111,140	30.23	to	25.01	3,390,590	2.33%	21.70%	to	20.53%
2018	0.95%	to	1.90%	121,736	24.84	to	20.75	3,055,225	1.55%	-10.04%	to	-10.91%
2017	0.95%	to	1.90%	135,171	27.61	to	23.29	3,785,210	1.96%	7.18%	to	6.16%
Invesco Real Estate Fund: Class A (AREA)
2021	0.95%	to	1.90%	27,989	23.88	to	21.56	645,691	0.96%	39.65%	to	38.31%
2020	0.95%	to	1.90%	28,184	17.10	to	15.59	467,396	1.51%	-11.62%	to	-12.47%
2019	0.95%	to	1.90%	32,033	19.35	to	17.81	601,965	1.55%	26.56%	to	25.35%
2018	0.95%	to	1.90%	36,108	15.29	to	14.21	538,034	1.31%	-6.56%	to	-7.47%
2017	0.95%	to	1.90%	41,301	16.36	to	15.35	662,047	1.13%	7.41%	to	6.38%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Small Cap Growth Fund: Investor Class (ASCGI)
2021	0.95%	to	1.65%	11,511	47.09	to	42.11	514,327	0.00%	6.41%	to	5.65%
2020	0.95%	to	1.65%	13,365	44.25	to	39.86	566,140	0.00%	55.62%	to	54.52%
2019	0.95%	to	1.65%	12,428	28.44	to	25.80	340,606	0.00%	23.16%	to	22.29%
2018	0.95%	to	1.65%	15,651	23.09	to	21.09	349,273	0.00%	-9.90%	to	-10.54%
2017	0.95%	to	1.65%	14,245	25.63	to	23.58	353,637	0.00%	23.76%	to	22.89%
Invesco Capital Appreciation Fund - Class A (OCAF)
2021	0.95%	to	1.80%	50,498	32.49	to	27.05	1,541,541	0.00%	21.18%	to	20.14%
2020	0.95%	to	1.80%	52,854	26.81	to	22.52	1,337,687	0.00%	34.99%	to	33.83%
2019	0.95%	to	1.80%	56,766	19.86	to	16.82	1,066,303	0.00%	34.77%	to	33.61%
2018	0.95%	to	1.80%	61,506	14.74	to	12.59	859,493	0.00%	-6.86%	to	-7.66%
2017	0.95%	to	1.80%	65,518	15.82	to	13.64	986,720	0.01%	25.33%	to	24.26%
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)
2021	0.95%	to	1.65%	367,629	17.52	to	17.31	6,406,069	0.00%	17.74%	to	16.90%
2020	0.95%	to	1.65%	392,234	14.88	to	14.81	5,823,868	0.00%	48.81%	to	48.07%	****
Invesco Global Fund - Class A (OGF)
2021	0.95%	to	1.90%	42,278	41.22	to	33.45	3,875,157	0.00%	14.27%	to	13.17%
2020	0.95%	to	1.90%	46,612	36.07	to	29.56	3,866,634	0.00%	26.41%	to	25.20%
2019	0.95%	to	1.90%	51,109	28.54	to	23.61	3,438,951	0.56%	30.32%	to	29.07%
2018	0.95%	to	1.90%	54,197	21.90	to	18.29	2,800,520	0.39%	-14.38%	to	-15.21%
2017	0.95%	to	1.90%	61,971	25.58	to	21.57	3,770,154	0.56%	34.95%	to	33.66%
Invesco Global Strategic Income Fund - Class A (OSI)
2021	0.95%	to	1.60%	18,375	23.22	to	20.19	399,604	1.26%	-4.16%	to	-4.79%
2020	0.95%	to	1.60%	17,926	24.23	to	21.21	408,562	2.89%	2.52%	to	1.85%
2019	0.95%	to	1.60%	17,971	23.63	to	20.82	401,216	4.66%	9.51%	to	8.79%
2018	0.95%	to	1.60%	20,136	21.58	to	19.14	411,565	5.01%	-5.60%	to	-6.22%
2017	0.95%	to	1.60%	19,650	22.86	to	20.41	427,032	4.25%	5.21%	to	4.52%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.95%	to	1.90%	292,255	22.32	to	20.73	6,355,161	0.00%	14.08%	to	12.98%
2020	0.95%	to	1.90%	313,190	19.56	to	18.35	5,991,654	0.44%	26.13%	to	24.92%
2019	0.95%	to	1.90%	343,476	15.51	to	14.69	5,226,727	0.64%	30.21%	to	28.96%
2018	0.95%	to	1.90%	362,852	11.91	to	11.39	4,254,538	0.77%	-14.22%	to	-15.05%
2017	0.95%	to	1.90%	398,744	13.89	to	13.41	5,468,805	0.71%	35.03%	to	33.74%
Invesco Equity and Income Fund: Class A (VKEIA)
2021	1.10%	to	2.05%	1,796	22.45	to	20.27	39,319	1.23%	16.72%	to	15.60%
2020	1.10%	to	2.05%	2,163	19.24	to	17.53	40,750	1.83%	8.76%	to	7.72%
2019	1.10%	to	2.05%	2,311	17.69	to	16.28	40,126	1.64%	18.75%	to	17.61%
2018	0.95%	to	2.05%	4,878	15.07	to	13.84	71,477	1.16%	-10.52%	to	-11.52%
2017	0.95%	to	2.05%	27,262	16.84	to	15.64	447,217	2.03%	9.83%	to	8.62%
Invesco Growth and Income Fund: Class A (VKGIA)
2021	0.95%	to	1.60%	28,053	46.27	to	40.91	1,228,620	1.02%	27.41%	to	26.58%
2020	0.95%	to	1.60%	24,418	36.31	to	32.32	840,965	2.09%	1.37%	to	0.71%
2019	0.95%	to	1.60%	24,802	35.82	to	32.10	845,205	1.87%	24.06%	to	23.25%
2018	0.95%	to	1.65%	27,518	28.87	to	25.84	759,105	1.51%	-14.29%	to	-14.90%
2017	0.95%	to	1.65%	31,988	33.69	to	30.36	1,034,065	1.77%	13.13%	to	12.33%
Delaware Ivy Small Cap Growth Fund - Class A (WRSCGA)
2021	0.95%	to	1.50%	26,232	15.72	to	15.39	407,132	0.83%	3.02%	to	2.45%
2020	0.95%	to	1.50%	28,559	15.26	to	15.02	431,760	0.00%	37.17%	to	36.41%
2019	0.95%	to	1.50%	32,642	11.12	to	11.01	360,977	0.00%	22.58%	to	21.89%
2018	0.95%	to	1.50%	37,612	9.07	to	9.03	340,483	0.00%	-9.25%	to	-9.68%	****
Janus Henderson Forty Fund - Class T (JAFRT)
2021	0.95%	to	1.90%	896,525	25.53	to	24.41	22,520,973	0.00%	21.61%	to	20.44%
2020	0.95%	to	1.90%	1,003,808	21.00	to	20.26	20,809,192	0.00%	37.64%	to	36.32%
2019	0.95%	to	1.90%	1,057,871	15.25	to	14.87	15,987,685	0.19%	35.36%	to	34.06%
2018	0.95%	to	1.90%	1,151,834	11.27	to	11.09	12,904,536	0.00%	0.35%	to	-0.62%
2017	0.95%	to	1.90%	1,317,073	11.23	to	11.16	14,755,516	0.78%	12.29%	to	11.57%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson Balanced Fund: Class S (JBS)
2021	0.95%	to	1.65%	51,896	32.62	to	29.85	1,647,096	0.51%	15.64%	to	14.82%
2020	0.95%	to	1.65%	55,370	28.21	to	26.00	1,518,999	1.16%	12.83%	to	12.03%
2019	0.95%	to	1.65%	66,573	25.00	to	23.21	1,623,375	1.81%	20.94%	to	20.08%
2018	0.95%	to	1.65%	73,482	20.67	to	19.33	1,485,943	1.45%	-0.69%	to	-1.40%
2017	0.95%	to	1.65%	58,276	20.82	to	19.60	1,188,936	1.63%	16.93%	to	16.11%
Janus Henderson Research Fund - Class T (JMERC)
2021	0.95%	to	2.05%	251,188	22.75	to	21.59	5,622,904	0.00%	19.13%	to	17.81%
2020	0.95%	to	2.05%	269,799	19.09	to	18.32	5,087,018	0.06%	31.38%	to	29.92%
2019	0.95%	to	2.05%	290,454	14.53	to	14.10	4,182,645	0.52%	33.99%	to	32.51%
2018	0.95%	to	2.05%	318,110	10.85	to	10.64	3,430,394	0.19%	-3.81%	to	-4.88%
2017	0.95%	to	2.05%	353,367	11.27	to	11.19	3,975,025	0.47%	12.75%	to	11.91%	****
Janus Henderson Overseas Fund - Class S (JOS)
2021	0.95%	to	1.45%	4,650	15.09	to	14.16	67,551	0.79%	11.66%	to	11.10%
2020	0.95%	to	1.45%	3,850	13.51	to	12.75	50,482	0.70%	15.15%	to	14.57%
2019	0.95%	to	1.45%	3,732	11.73	to	11.13	42,637	1.68%	25.51%	to	24.88%
2018	0.95%	to	1.45%	4,306	9.35	to	8.91	39,382	0.48%	-16.40%	to	-16.83%
2017	0.95%	to	1.50%	5,658	11.18	to	10.67	61,690	1.66%	29.67%	to	28.95%
Janus Henderson Global Research Fund - Class T (JWF)
2021	1.25%	to	1.45%	44,597	16.26	to	15.56	1,830,906	0.38%	16.39%	to	16.15%
2020	1.10%	to	1.45%	52,635	14.42	to	13.40	1,802,394	0.36%	18.74%	to	18.31%
2019	1.10%	to	1.45%	59,080	12.14	to	11.32	1,715,119	1.06%	27.36%	to	26.91%
2018	1.10%	to	1.45%	64,148	9.53	to	8.92	1,469,257	0.69%	-8.01%	to	-8.33%
2017	1.10%	to	1.45%	70,278	10.36	to	9.73	1,758,060	0.63%	25.36%	to	24.92%
Janus Henderson Global Research Fund - Class S (JWS)
2021	0.95%	to	1.65%	7,552	37.01	to	33.87	267,186	0.00%	16.45%	to	15.63%
2020	0.95%	to	1.65%	11,309	31.78	to	29.29	347,953	0.00%	18.58%	to	17.74%
2019	0.95%	to	1.65%	11,908	26.80	to	24.88	309,922	1.01%	27.25%	to	26.35%
2018	0.95%	to	1.65%	13,059	21.06	to	19.69	267,897	0.53%	-8.11%	to	-8.77%
2017	0.95%	to	1.65%	13,537	22.92	to	21.58	302,976	0.33%	25.25%	to	24.37%
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)
2021	0.95%	to	1.90%	44,105	54.57	to	44.28	2,472,272	0.01%	18.45%	to	17.32%
2020	0.95%	to	1.90%	49,249	46.07	to	37.75	2,339,005	0.16%	5.10%	to	4.09%
2019	0.95%	to	1.90%	55,108	43.83	to	36.26	2,499,497	0.00%	28.28%	to	27.05%
2018	0.95%	to	1.90%	57,855	34.17	to	28.54	2,052,527	0.02%	-14.32%	to	-15.15%
2017	0.95%	to	1.90%	78,640	39.88	to	33.64	3,264,625	0.27%	12.74%	to	11.67%
MFS Income Fund - Class A (MSI)
2021	1.30%			53,048	22.49			1,193,172	2.23%	-1.59%
2020	1.30%			50,739	22.86			1,159,722	2.71%	8.03%
2019	1.30%			46,205	21.16			977,628	3.10%	9.89%
2018	1.30%			59,905	19.26			1,153,477	3.00%	-3.66%
2017	1.30%			66,292	19.99			1,324,966	3.16%	4.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	1.30%			127,336	28.46			3,623,915	0.15%	12.15%
2020	1.30%			133,981	25.38			3,399,943	0.21%	10.87%
2019	1.30%			161,061	22.89			3,686,471	2.08%	20.24%
2018	1.30%			169,524	19.04			3,226,909	1.60%	-8.93%
2017	1.30%			184,151	20.90			3,849,176	1.67%	15.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	1.30%			41,590	19.97			830,394	0.21%	5.32%
2020	1.30%			49,458	18.96			937,600	0.14%	7.14%
2019	1.30%			49,977	17.69			884,288	2.27%	12.01%
2018	1.30%			51,175	15.80			808,412	1.98%	-4.99%
2017	1.30%			48,725	16.63			810,137	1.99%	7.80%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	1.30%			61,184	30.84			1,886,618	0.13%	14.00%
2020	1.30%			57,279	27.05			1,549,277	0.23%	11.35%
2019	1.30%			61,243	24.29			1,487,648	1.90%	22.12%
2018	1.30%			72,796	19.89			1,447,944	1.50%	-10.05%
2017	1.30%			72,036	22.11			1,592,849	1.61%	16.89%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	1.30%			41,588	15.95			663,503	0.23%	1.41%
2020	1.30%			39,726	15.73			624,954	0.10%	5.33%
2019	1.30%			45,473	14.94			679,178	2.22%	8.11%
2018	1.30%			43,920	13.82			606,779	1.58%	-3.09%
2017	1.30%			69,092	14.26			984,947	1.97%	4.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.95%	to	1.45%	151,519	26.20	to	24.57	3,644,949	0.19%	9.27%	to	8.71%
2020	0.95%	to	1.45%	151,564	23.98	to	22.60	3,350,575	0.14%	9.30%	to	8.74%
2019	0.95%	to	1.45%	150,628	21.94	to	20.78	3,057,514	2.25%	16.63%	to	16.04%
2018	0.95%	to	1.45%	152,818	18.81	to	17.91	2,669,323	1.80%	-6.58%	to	-7.06%
2017	0.95%	to	1.45%	160,285	20.14	to	19.27	3,009,770	1.82%	11.86%	to	11.29%
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)
2021	0.95%	to	1.50%	50,395	29.22	to	25.96	1,364,419	3.76%	16.04%	to	15.39%
2020	0.95%	to	1.50%	50,627	25.18	to	22.50	1,185,931	6.19%	12.21%	to	11.59%
2019	0.95%	to	1.50%	57,100	22.44	to	20.16	1,196,935	4.23%	24.70%	to	24.01%
2018	0.95%	to	1.50%	59,103	18.00	to	16.26	997,398	2.03%	-11.02%	to	-11.52%
2017	0.95%	to	1.60%	63,687	20.23	to	18.06	1,215,807	2.21%	18.63%	to	17.85%
Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)
2021	0.95%	to	1.65%	26,389	18.38	to	15.81	458,193	2.09%	2.62%	to	1.90%
2020	0.95%	to	1.50%	26,861	17.91	to	16.00	462,867	2.99%	7.10%	to	6.50%
2019	0.95%	to	1.50%	27,412	16.72	to	15.02	442,685	2.66%	9.31%	to	8.70%
2018	0.95%	to	1.50%	28,177	15.30	to	13.82	417,591	2.12%	-3.23%	to	-3.77%
2017	0.95%	to	1.50%	36,099	15.81	to	14.36	550,493	2.02%	4.75%	to	4.17%
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)
2021	0.95%	to	1.90%	131,652	28.23	to	23.00	3,454,039	3.67%	13.59%	to	12.50%
2020	0.95%	to	1.90%	129,497	24.85	to	20.44	3,002,258	6.09%	11.67%	to	10.60%
2019	0.95%	to	1.90%	147,423	22.25	to	18.48	3,083,634	4.28%	22.76%	to	21.58%
2018	0.95%	to	1.90%	147,174	18.13	to	15.20	2,515,573	2.15%	-9.59%	to	-10.47%
2017	0.95%	to	1.90%	163,932	20.05	to	16.98	3,119,912	2.32%	16.53%	to	15.42%
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)
2021	0.95%	to	1.60%	22,075	22.12	to	19.23	459,141	2.65%	6.40%	to	5.70%
2020	0.95%	to	1.60%	22,655	20.79	to	18.20	444,313	4.26%	8.66%	to	7.95%
2019	0.95%	to	1.60%	24,416	19.13	to	16.86	442,019	3.20%	13.89%	to	13.15%
2018	0.95%	to	1.60%	26,865	16.80	to	14.90	427,117	2.02%	-5.33%	to	-5.96%
2017	0.95%	to	1.60%	35,049	17.75	to	15.84	589,045	2.08%	8.50%	to	7.79%
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)
2021	0.95%	to	1.90%	132,570	25.05	to	20.41	3,079,045	3.07%	10.25%	to	9.20%
2020	0.95%	to	1.90%	142,682	22.72	to	18.69	3,011,122	5.47%	9.88%	to	8.83%
2019	0.95%	to	1.90%	147,288	20.68	to	17.18	2,840,083	3.84%	18.63%	to	17.50%
2018	0.95%	to	1.90%	159,027	17.43	to	14.62	2,595,713	2.11%	-7.45%	to	-8.34%
2017	0.95%	to	1.90%	180,567	18.83	to	15.95	3,199,096	2.21%	12.56%	to	11.49%
Nationwide Government Money Market Fund - Investor Shares (MMF)
2021	1.30%			193,258	21.87	to	27.72	4,234,907	0.00%	-1.30%
2020	1.30%			204,444	22.16	to	27.90	4,544,348	0.20%	-1.08%
2019	1.30%			161,050	22.40	to	28.39	3,626,650	1.72%	0.41%
2018	1.30%			161,834	22.31	to	28.27	3,637,589	1.30%	0.00%
2017	1.30%			215,314	22.31	to	28.27	4,809,527	0.32%	-0.97%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Government Money Market Fund - Service Class (MMFR)
2021	0.95%	to	1.90%	151,119	10.53	to	8.55	1,492,191	0.00%	-0.95%	to	-1.90%
2020	0.95%	to	1.90%	179,882	10.63	to	8.71	1,801,905	0.18%	-0.77%	to	-1.72%
2019	0.95%	to	1.90%	163,972	10.72	to	8.87	1,657,893	1.52%	0.55%	to	-0.41%
2018	0.95%	to	1.90%	204,741	10.66	to	8.90	2,077,965	1.11%	0.16%	to	-0.80%
2017	0.95%	to	1.90%	202,838	10.64	to	8.98	2,059,930	0.19%	-0.74%	to	-1.69%
Nationwide Bond Fund - Institutional Service Class (NBF)
2021	0.95%	to	2.05%	21,221	23.76	to	18.65	1,357,714	2.01%	-1.89%	to	-2.98%
2020	0.95%	to	2.05%	21,867	24.22	to	19.22	1,441,792	2.47%	6.37%	to	5.19%
2019	0.95%	to	2.05%	13,920	22.77	to	18.28	1,087,334	2.93%	7.75%	to	6.55%
2018	0.95%	to	2.05%	15,659	21.13	to	17.15	1,103,185	3.04%	-0.86%	to	-1.97%
2017	0.95%	to	2.05%	23,410	21.31	to	17.50	1,506,534	2.68%	2.91%	to	1.77%
Nationwide Bond Index Fund: Class A (NBIXA)
2021	0.95%	to	1.50%	16,033	18.75	to	16.66	280,328	1.56%	-3.21%	to	-3.75%
2020	0.95%	to	1.50%	15,712	19.37	to	17.31	285,183	1.80%	5.59%	to	5.00%
2019	0.95%	to	1.50%	14,392	18.35	to	16.48	247,989	2.30%	7.04%	to	6.45%
2018	0.95%	to	1.50%	14,410	17.14	to	15.49	232,791	2.18%	-1.70%	to	-2.24%
2017	0.95%	to	1.50%	19,639	17.44	to	15.84	319,947	1.94%	1.91%	to	1.35%
Nationwide Fund - Institutional Service Class (NF)
2021	0.95%	to	1.65%	23,180	37.33	to	32.01	3,666,413	0.51%	23.79%	to	22.91%
2020	0.95%	to	1.65%	23,473	30.15	to	26.04	3,104,107	0.83%	21.45%	to	20.59%
2019	0.95%	to	1.65%	24,090	24.83	to	21.60	2,802,814	0.98%	29.71%	to	28.79%
2018	0.95%	to	1.65%	28,542	19.14	to	16.77	2,422,628	0.97%	-7.17%	to	-7.83%
2017	0.95%	to	1.65%	27,173	20.62	to	18.19	2,772,873	1.08%	19.06%	to	18.22%
Nationwide Fund - Class A (NFA)
2021	0.95%	to	1.60%	29,898	35.79	to	33.32	1,032,722	0.31%	23.51%	to	22.70%
2020	0.95%	to	1.60%	31,529	28.98	to	27.16	884,616	0.64%	21.21%	to	20.42%
2019	0.95%	to	1.60%	40,728	23.91	to	22.55	945,329	0.72%	29.35%	to	28.50%
2018	0.95%	to	1.60%	42,664	18.48	to	17.55	768,014	0.57%	-7.39%	to	-8.00%
2017	0.95%	to	1.60%	53,849	19.96	to	19.08	1,050,589	0.82%	18.77%	to	18.00%
Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF)
2021	0.95%	to	1.30%	2,023	29.16	to	352.65	316,094	0.70%	29.05%	to	28.59%
2020	0.95%	to	1.30%	2,233	22.60	to	274.24	280,097	1.19%	18.06%	to	17.65%
2019	0.95%	to	1.35%	2,289	19.14	to	17.67	246,499	1.57%	36.25%	to	35.70%
2018	0.95%	to	1.35%	2,483	14.05	to	13.02	213,320	0.73%	-2.28%	to	-2.68%
2017	0.95%	to	1.35%	3,074	14.37	to	13.38	238,635	0.40%	25.95%	to	25.44%
Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA)
2021	0.95%	to	1.45%	16,885	57.29	to	52.30	914,106	0.47%	28.80%	to	28.16%
2020	0.95%	to	1.45%	17,589	44.48	to	40.81	740,974	0.97%	17.60%	to	17.01%
2019	0.95%	to	1.45%	21,876	37.82	to	34.87	785,089	1.46%	35.82%	to	35.14%
2018	0.95%	to	1.45%	22,577	27.85	to	25.81	598,797	0.47%	-2.55%	to	-3.04%
2017	0.95%	to	1.45%	24,266	28.58	to	26.62	662,537	0.16%	25.65%	to	25.02%
Nationwide International Index Fund: Class A (NIIXA)
2021	1.10%	to	1.45%	284	17.86	to	16.56	5,002	3.66%	9.41%	to	9.02%
2020	1.10%	to	1.45%	284	16.32	to	15.19	4,575	1.81%	6.10%	to	5.73%
2019	1.10%	to	1.45%	284	15.39	to	14.37	4,314	2.98%	20.21%	to	19.78%
2018	1.10%	to	1.45%	284	12.80	to	12.00	3,591	3.11%	-15.04%	to	-15.35%
2017	1.10%	to	1.45%	284	15.07	to	14.17	4,229	2.64%	23.37%	to	22.94%
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
2021	0.95%	to	1.90%	125,547	11.96	to	11.50	1,481,498	4.26%	3.97%	to	2.98%
2020	0.95%	to	1.90%	133,543	11.50	to	11.17	1,520,917	1.18%	9.77%	to	8.72%
2019	0.95%	to	1.90%	134,581	10.48	to	10.27	1,400,926	1.65%	7.16%	to	6.14%
2018	0.95%	to	1.90%	138,247	9.78	to	9.68	1,347,143	1.77%	-2.57%	to	-3.51%
2017	0.95%	to	1.90%	170,374	10.04	to	10.03	1,709,312	0.60%	0.35%	to	0.28%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide S&P 500 Index Fund: Service Class (NIXR)
2021	0.95%	to	2.05%	160,449	35.27	to	27.69	5,892,287	0.73%	26.71%	to	25.30%
2020	0.95%	to	2.05%	178,551	27.83	to	22.10	5,162,143	1.34%	16.70%	to	15.40%
2019	0.95%	to	2.05%	178,322	23.85	to	19.15	4,387,364	1.84%	29.53%	to	28.09%
2018	0.95%	to	2.05%	192,082	18.41	to	14.95	3,650,570	1.57%	-5.90%	to	-6.95%
2017	0.95%	to	2.05%	208,153	19.57	to	16.07	4,201,831	1.40%	20.02%	to	18.69%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2021	1.30%			471	10.68			5,032	3.66%	5.68%
2020	1.30%			551	10.11			5,570	0.21%	0.19%		*	***
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)
2021	0.95%	to	1.65%	22,814	50.79	to	43.68	1,093,016	0.65%	22.75%	to	21.88%
2020	0.95%	to	1.65%	21,007	41.38	to	35.84	828,133	0.90%	11.72%	to	10.93%
2019	0.95%	to	1.65%	21,793	37.03	to	32.31	769,409	1.00%	24.15%	to	23.27%
2018	0.95%	to	1.65%	23,398	29.83	to	26.21	666,435	1.19%	-12.49%	to	-13.11%
2017	0.95%	to	1.65%	28,824	34.09	to	30.16	934,761	0.79%	14.35%	to	13.54%
Nationwide Small Cap Index Fund: Class A (NSCIXA)
2021	0.95%	to	1.50%	16,719	42.29	to	37.58	657,264	0.38%	12.96%	to	12.33%
2020	0.95%	to	1.50%	13,644	37.44	to	33.45	481,534	0.72%	18.46%	to	17.80%
2019	0.95%	to	1.65%	14,288	31.61	to	27.58	425,994	0.86%	23.65%	to	22.78%
2018	0.95%	to	1.65%	15,457	25.56	to	22.46	373,302	0.72%	-12.29%	to	-12.92%
2017	0.95%	to	1.65%	17,694	29.15	to	25.79	489,052	0.71%	12.89%	to	12.10%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	1.15%	to	1.40%	35,753	20.21	to	19.52	708,484	0.20%	-2.55%	to	-2.79%
2020	1.15%	to	1.40%	38,451	20.74	to	20.08	782,405	0.79%	49.02%	to	48.65%
2019	1.15%	to	1.40%	27,699	13.92	to	13.51	378,798	0.88%	31.31%	to	30.98%
2018	1.15%	to	1.30%	34,099	10.60	to	10.43	355,728	1.11%	-17.63%	to	-17.76%
2017	1.15%	to	1.45%	31,516	12.87	to	12.49	399,786	1.03%	24.10%	to	23.72%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	1.10%	to	1.40%	14,665	18.28	to	17.59	261,745	2.35%	9.19%	to	8.85%
2020	1.10%	to	1.40%	16,839	16.74	to	16.16	275,737	1.37%	4.02%	to	3.71%
2019	1.10%	to	1.40%	15,765	16.09	to	15.58	248,698	2.62%	11.25%	to	10.91%
2018	1.10%	to	1.40%	13,396	14.46	to	14.05	190,108	1.83%	-16.62%	to	-16.88%
2017	1.10%	to	1.40%	16,526	17.35	to	16.90	281,804	2.00%	21.37%	to	21.00%
Neuberger Berman Guardian Fund - Investor Class (NBGF)
2021	1.30%			21,666	93.19			2,019,018	0.10%	25.95%
2020	1.30%			23,566	73.99			1,743,598	0.22%	32.83%
2019	1.30%			24,979	55.70			1,391,357	0.36%	34.84%
2018	1.30%			28,044	41.31			1,158,495	0.58%	-8.14%
2017	1.30%			31,558	44.97			1,419,226	0.62%	23.58%
Neuberger Berman Genesis Fund - Trust Class (NBGST)
2021	0.95%	to	1.90%	75,663	97.98	to	79.52	7,146,686	0.00%	16.93%	to	15.81%
2020	0.95%	to	1.90%	83,086	83.79	to	68.66	6,735,212	0.00%	23.55%	to	22.37%
2019	0.95%	to	1.90%	99,042	67.82	to	56.11	6,522,599	0.01%	28.10%	to	26.87%
2018	0.95%	to	1.90%	119,203	52.94	to	44.23	6,148,037	0.00%	-7.63%	to	-8.52%
2017	0.95%	to	1.90%	137,963	57.32	to	48.35	7,720,565	0.08%	14.40%	to	13.31%
Neuberger Berman Guardian Fund - Trust Class (NBGT)
2021	0.95%	to	1.45%	4,359	51.03	to	45.73	211,320	0.02%	26.16%	to	25.53%
2020	0.95%	to	1.45%	4,843	40.45	to	36.43	187,012	0.15%	33.04%	to	32.37%
2019	0.95%	to	1.45%	4,990	30.40	to	27.52	145,223	0.17%	35.05%	to	34.37%
2018	0.95%	to	1.45%	7,659	22.51	to	20.48	164,652	0.43%	-8.02%	to	-8.48%
2017	0.95%	to	1.45%	8,075	24.47	to	22.38	189,241	0.74%	23.92%	to	23.30%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)
2021	0.95%	to	1.90%	7,326	41.81	to	33.93	292,404	2.51%	26.61%	to	25.40%
2020	0.95%	to	1.90%	3,716	33.03	to	27.06	115,053	1.03%	13.19%	to	12.10%
2019	0.95%	to	1.90%	5,272	29.18	to	24.14	143,291	2.20%	22.55%	to	21.37%
2018	0.95%	to	1.90%	3,540	23.81	to	19.89	80,203	1.34%	-2.09%	to	-3.04%
2017	0.95%	to	1.90%	6,076	24.32	to	20.51	141,094	1.05%	12.14%	to	11.07%
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)
2021	0.95%	to	1.50%	23,390	45.34	to	41.10	1,007,718	0.20%	22.01%	to	21.33%
2020	0.95%	to	1.50%	25,171	37.16	to	33.87	890,730	0.41%	18.08%	to	17.42%
2019	0.95%	to	1.50%	44,276	31.47	to	28.85	1,341,970	0.49%	24.44%	to	23.75%
2018	0.95%	to	1.50%	48,027	25.29	to	23.31	1,172,452	0.24%	-6.87%	to	-7.39%
2017	0.95%	to	1.50%	55,596	27.16	to	25.17	1,460,320	0.44%	17.27%	to	16.62%
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)
2021	1.30%			14,898	15.23			226,948	2.98%	-0.39%
2020	1.30%			15,737	15.29			240,673	2.93%	2.15%
2019	1.30%			15,767	14.97			236,045	2.62%	2.66%
2018	1.30%			18,154	14.58			264,744	2.01%	-0.21%
2017	1.30%			21,569	14.61			315,191	1.38%	-0.56%
Neuberger Berman Large Cap Value Fund - Investor Class (PF)
2021	1.30%			28,427	104.42			2,968,466	1.21%	26.45%
2020	1.30%			30,399	82.58			2,510,359	1.60%	12.99%
2019	1.30%			33,496	73.09			2,448,168	1.80%	22.33%
2018	1.30%			35,961	59.75			2,148,631	1.62%	-2.23%
2017	1.30%			40,916	61.11			2,500,429	1.21%	11.93%
PIMCO Total Return Fund: Class A (PMTRA)
2021	0.95%	to	1.65%	49,074	23.70	to	20.38	1,089,100	1.96%	-2.12%	to	-2.81%
2020	0.95%	to	1.65%	62,542	24.21	to	20.97	1,420,587	2.14%	7.47%	to	6.71%
2019	0.95%	to	1.80%	64,422	22.53	to	19.08	1,373,239	3.48%	6.87%	to	5.95%
2018	0.95%	to	1.80%	66,710	21.08	to	18.01	1,336,418	2.73%	-1.55%	to	-2.40%
2017	0.95%	to	1.80%	75,694	21.41	to	18.46	1,545,824	2.27%	3.75%	to	2.86%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2021	0.95%	to	1.50%	4,318	30.55	to	29.64	129,793	0.00%	21.36%	to	20.69%
2020	0.95%	to	1.50%	4,323	25.17	to	24.56	107,372	0.00%	37.09%	to	36.33%
2019	0.95%	to	1.50%	3,883	18.36	to	18.01	70,634	0.00%	35.13%	to	34.38%
2018	0.95%	to	1.50%	4,083	13.59	to	13.40	55,117	0.00%	1.28%	to	0.71%
2017	0.95%	to	1.50%	3,669	13.42	to	13.31	49,053	0.25%	29.73%	to	29.01%
Putnam International Equity Fund: Class A (PUIGA)
2021	1.45%	to	1.50%	265	24.98	to	24.74	6,618	1.42%	7.19%	to	7.13%
2020	1.45%	to	1.50%	265	23.31	to	23.10	6,175	1.30%	10.12%	to	10.06%
2019	1.45%	to	1.50%	265	21.16	to	20.99	5,607	1.71%	23.68%	to	23.62%
2018	1.45%	to	1.50%	265	17.11	to	16.98	4,534	1.72%	-20.54%	to	-20.58%
2017	1.45%	to	1.50%	265	21.53	to	21.37	5,705	0.36%	24.64%	to	24.58%
Virtus Tactical Allocation Fund - Class A (VRTAA)
2021	1.30%			43,044	16.17			696,062	0.52%	5.20%
2020	1.30%			52,464	15.37			806,440	0.65%	31.28%
2019	1.30%			48,073	11.84			562,648	1.21%	17.04%		*	***
Allspring Common Stock Fund - Class A (SACSA)
2021	0.95%	to	1.90%	101,165	19.73	to	18.59	1,957,054	0.00%	20.42%	to	19.27%
2020	0.95%	to	1.90%	108,334	16.38	to	15.59	1,746,013	0.00%	14.26%	to	13.17%
2019	0.95%	to	1.90%	134,988	14.34	to	13.77	1,908,830	0.01%	25.99%	to	24.78%
2018	0.95%	to	1.90%	151,992	11.38	to	11.04	1,711,553	0.00%	-10.81%	to	-11.67%
2017	0.95%	to	1.90%	168,587	12.76	to	12.50	2,135,604	0.00%	16.44%	to	15.33%
Allspring Growth Fund - Class A (SGRA)
2021	0.95%	to	1.45%	33,490	27.85	to	26.99	921,153	0.00%	6.39%	to	5.85%
2020	0.95%	to	1.45%	36,039	26.18	to	25.50	932,969	0.00%	47.50%	to	46.75%
2019	0.95%	to	1.50%	41,316	17.75	to	17.34	726,397	0.00%	35.79%	to	35.03%
2018	0.95%	to	1.45%	53,322	13.07	to	12.86	691,673	0.00%	-0.82%	to	-1.32%
2017	0.95%	to	1.45%	57,358	13.18	to	13.03	752,060	0.00%	33.32%	to	32.65%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Classic Value Fund - Administrative Class (WFAIVD)
2021	1.30%			28,341	23.22			658,078	0.85%	22.36%
2020	1.30%			30,225	18.98			573,587	1.36%	-0.09%
2019	1.30%			33,125	18.99			629,180	1.05%	30.84%
2018	1.30%			34,873	14.52			506,253	1.04%	-6.75%
2017	1.30%			43,904	15.57			683,527	0.69%	14.35%
Allspring Enterprise Fund - Class A (WFENAD)
2021	1.10%	to	1.50%	8,340	26.82	to	26.15	219,555	0.00%	1.95%	to	1.54%
2020	1.10%	to	1.50%	8,159	26.30	to	25.76	211,322	0.00%	56.58%	to	55.95%
2019	1.10%	to	1.50%	6,079	16.80	to	16.52	100,888	0.00%	39.12%	to	38.55%
2018	0.95%	to	1.50%	7,187	12.13	to	11.92	86,176	0.00%	-6.93%	to	-7.45%
2017	0.95%	to	1.50%	8,621	13.04	to	12.88	111,417	0.00%	27.29%	to	26.59%
Allspring Large Cap Core Fund - Class A (WFLCCA)
2021	0.95%	to	1.45%	5,200	20.37	to	19.74	103,796	0.25%	29.74%	to	29.08%
2020	0.95%	to	1.45%	7,430	15.70	to	15.29	114,815	1.06%	7.05%	to	6.51%
2019	0.95%	to	1.45%	8,525	14.66	to	14.36	123,417	1.73%	26.42%	to	25.78%
2018	0.95%	to	1.45%	9,994	11.60	to	11.41	114,783	0.83%	-9.60%	to	-10.06%
2017	0.95%	to	1.45%	10,573	12.83	to	12.69	134,768	0.91%	22.06%	to	21.44%
Allspring Large Cap Growth Fund - Class A (WFLGA)
2021	1.30%			121,165	24.10			2,919,601	0.00%	14.13%
2020	1.30%			149,538	21.11			3,157,170	0.00%	30.44%
2019	1.30%			152,808	16.19			2,473,272	0.00%	30.98%
2018	1.30%			168,676	12.36			2,084,407	0.00%	-0.68%
2017	1.30%			192,578	12.44			2,396,121	0.00%	31.20%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.